UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2008

Date of reporting period:	10/31/2007

Item 1.	Schedule of Investments

Target Growth Allocation Fund

SCHEDULE OF INVESTMENTS

as of October 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS

Aerospace & Defense — 3.2%
2,900	AAR Corp.*	$92,945
3,450	Aerovironment, Inc.*	88,769
850	Alliant Techsystems, Inc.*	93,831
3,690	BE Aerospace, Inc.*	183,430
9,746	Boeing Co. (The)	960,858
605	DRS Technologies, Inc.	34,751
12,000	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	585,240
6,300	Finmeccanica SpA (Italy)	186,988
24,088	General Dynamics Corp.	2,191,044
1,200	Goodrich Corp.	83,592
2,320	HEICO Corp.	126,301
24,569	Lockheed Martin Corp.	2,703,573
2,925	Moog, Inc. (Class A Stock)*	134,989
35,500	Northrop Grumman Corp.	2,968,510
4,770	Orbital Sciences Corp.*	121,778
15,000	Raytheon Co.	954,150
1,100	Teledyne Technologies, Inc.*	57,541
3,600	Thales SA (France)	224,338
9,000	United Technologies Corp.	689,310

		12,481,938

Agricultural Chemicals — 0.4%
12,000	Potash Corp. of Saskatchewan, Inc. (Canada)	1,473,840

Airlines — 0.3%
82,000	Air New Zealand Ltd. (New Zealand)	134,763
95,900	Qantas Airways Ltd. (Australia)	530,368
25,200	Singapore Airlines Ltd. (Singapore)	343,998

		1,009,129

Auto Components — 0.1%
100	ArvinMeritor, Inc.	1,483
7,425	Paccar, Inc.	412,533
900	TRW Automotive Holdings Corp.*	26,721

		440,737

Auto/Trucks Parts & Equipment
7,300	Nifco, Inc. (Japan)	170,797

Automobile Manufacturers — 1.8%
3,800	Daimler AG (Germany)	418,063
47,000	Fuji Heavy Industries Ltd. (Japan)	244,286
27,000	General Motors Corp.	1,058,130
15,200	Honda Motor Co. Ltd. (Japan)	569,192
50,200	Nissan Motor Co. Ltd. (Japan)	575,933
6,000	PSA Peugeot Citroen SA (France)	556,066
2,100	Renault SA (France)	352,560
20,200	Toyota Motor Corp. (Japan)	1,156,333
13,412	Toyota Motor Corp. ADR (Japan)	1,534,869
1,400	Volkswagen AG (Germany)	401,333

		6,866,765

Automotive Parts — 0.7%
4,850	Amerigon, Inc.*	95,254
3,200	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	428,443
400	Georg Fischer AG (Switzerland)*	300,069
49,200	GKN PLC (United Kingdom)	375,192
18,100	Johnson Controls, Inc.	791,332
6,000	Valeo SA (France)	328,616
30,000	Yokohama Rubber Co. Ltd. (Japan)	223,595

		2,542,501

Banks
2,600	Colonial BancGroup, Inc. (The)	49,868

Beverages — 1.5%
9,000	Anheuser-Busch Cos., Inc.	461,520
4,600	Carlsberg AS (Denmark)	619,549
29,797	Coca-Cola Co. (The)	1,840,263
7,900	Hansen Natural Corp.*	537,200
3,200	Molson Coors Brewing Co. (Class B Stock)	183,136
2,000	PepsiAmericas, Inc.	71,440
16,000	PepsiCo, Inc.	1,179,520
31,228	SABMiller PLC (United Kingdom)	938,275

		5,830,903

Biotechnology — 0.9%
4,000	Applied Biosystems Group	148,560
29,083	Genentech, Inc.*	2,155,923
26,400	Gilead Sciences, Inc.*	1,219,416
2,140	Integra LifeSciences Holdings Corp.*	103,726

		3,627,625

Building Materials — 0.2%
122,565	Kingfisher PLC (United Kingdom)	502,819
3,620	Rollins, Inc.	109,940
35,000	Sanwa Shutter Corp. (Japan)	184,584

		797,343

Building Products — 0.1%
1,210	Lennox International, Inc.	43,197
11,400	Masco Corp.	274,512

		317,709

Business Services — 0.9%
800	Administaff, Inc.	31,904
4,900	Barrett Business Services, Inc.	83,251
2,800	Fair Isaac Corp.	106,176
7,100	Manpower, Inc.	530,654
13,977	MasterCard, Inc. (Class A Stock)	2,649,340
4,370	Perficient, Inc.*	82,375

		3,483,700

Cable Television — 0.7%
71,643	Comcast Corp. (Class A Stock)*	1,508,085
12,059	DIRECTV Group, Inc. (The)*	319,323
21,000	Rogers Communications, Inc. (Class B Stock) (Canada)	1,070,174

		2,897,582

Capital Markets — 0.7%
34,789	Morgan Stanley	2,339,908
5,497	Raymond James Financial, Inc.	204,763

		2,544,671

Chemicals — 3.3%
6,971	Air Products & Chemicals, Inc.	682,112
825	Airgas, Inc.	41,638
120	Arkema (France)*	8,163
26,000	Asahi Kasei Corp. (Japan)	199,042
12,500	BASF AG (Germany)	1,729,195
1,700	Celanese Corp.	71,332
2,500	Ciba Specialty Chemicals AG (Switzerland)	124,201
430	Cytec Industries, Inc.	28,685
35,700	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	210,014
48,800	Dow Chemical Co.	2,197,952
14,300	Eastman Chemical Co.	952,237
825	FMC Corp.	47,437
500	Givaudan SA (Switzerland)	491,195
600	Minerals Technologies, Inc.	42,132
26,600	Mitsubishi Chemical Holdings Corp. (Japan)	220,090
29,570	Monsanto Co.	2,886,919
14,000	Nippon Shokubai Co. Ltd. (Japan)	138,357
5,200	PPG Industries, Inc.	388,648
19,260	Praxair, Inc.	1,646,345
11,900	Rohm & Haas Co.	617,372
2,675	Scotts Miracle-Gro Co. (The) (Class A Stock)	122,756
800	Terra Industries, Inc.*	29,512
3,300	Valspar Corp.	82,599

		12,957,933

Clothing & Apparel — 0.3%
6,310	FGX International Holdings Ltd.*	107,901
27,400	Gap, Inc. (The)	517,860
7,320	Iconix Brand Group, Inc.*	167,262
3,000	NIKE, Inc. (Class B Stock)	198,780
2,000	Phillips-Van Heusen Corp.	95,600
3,960	Volcom, Inc.*	115,830

		1,203,233

Commercial Banks — 1.8%
10,400	Alliance & Leicester PLC (United Kingdom)	170,944
13,200	Allied Irish Banks PLC (Ireland)	329,641
71,407	Bank of America Corp.	3,447,530
27,600	Bank of New York Mellon Corp. (The)	1,348,260
5,800	Commonwealth Bank of Australia (Australia)	334,047
750	Cullen Frost Bankers, Inc.	39,885
53,700	Royal Bank of Scotland Group PLC (United Kingdom)	576,717

1,100	Societe Generale (France)	184,611
2,400	UnionBanCal Corp.	129,624
900	Verwaltungs und Privat Bank AG (Liechtenstein)	235,411

		6,796,670

Commercial Services — 0.8%
13,500	Accenture Ltd. (Class A Stock) (Bermuda)	527,175
31,600	Domtar Corp. (Canada)*	271,128
2,870	FirstService Corp. (Canada)*	109,003
1,438	Healthcare Services Group, Inc.	31,568
1,825	Healthspring, Inc.*	38,325
3,240	HMS Holdings Corp.*	92,243
3,600	HNI Corp.	156,096
5,900	ITT Educational Services, Inc.*	750,421
14,800	Moody’s Corp.	647,056
2,300	Steiner Leisure Ltd. (Bahamas)*	103,454
4,685	Team, Inc.*	150,810
14,000	Toppan Printing Co. Ltd. (Japan)	136,588
835	Waste Connections, Inc.*	28,231

		3,042,098

Commercial Services & Supplies — 0.1%
7,000	Sotheby’s	379,190

Communication Equipment — 0.1%
4,125	Arris Group, Inc.*	47,437
1,000	CommScope, Inc.*	47,170
7,470	Nuance Communications, Inc.*	165,162

		259,769

Computer Hardware — 2.8%
1,300	Affiliated Computer Services, Inc. (Class A Stock)*	65,858
22,231	Apple, Inc.*	4,222,778
45,100	Dell, Inc.*	1,380,060
17,400	EMC Corp.*	441,786
49,536	Hewlett-Packard Co.	2,560,021
11,500	International Business Machines Corp.	1,335,380
6,800	NCR Corp.*	187,612
22,000	Synopsys, Inc.*	621,720

		10,815,215

Computer Networking
3,190	Atheros Communications, Inc.*	111,969

Computer Services & Software — 0.3%
1,960	Advent Software, Inc.*	108,447
1,400	Autodesk, Inc.*	68,460
600	Blackbaud, Inc.	16,170
800	Cadence Design System, Inc.*	15,680
1,830	Concur Technologies, Inc.*	65,953
7,760	FalconStor Software, Inc.*	108,873
2,400	Global Payments, Inc.	114,144
465	Micros Systems, Inc.*	33,396
2,570	Riverbed Technology, Inc.*	86,840
3,140	The9 Ltd., ADR (China)*	99,695
4,660	THQ, Inc.*	126,239
7,300	Tietoenator Oyj (Finland)	179,024

		1,022,921

Computer Software — 1.6%
164,954	Microsoft Corp.	6,071,957

Computers — 0.3%
54,700	Electronic Data Systems Corp.	1,180,973
1,825	Tyler Technologies, Inc.*	29,419

		1,210,392

Computers & Peripherals
700	Lexmark International, Inc. (Class A Stock)*	29,393
6,900	Sun Microsystems, Inc.*	39,399

		68,792

Conglomerates
400	Textron, Inc.	27,684

Construction — 0.2%
600	Armstrong World Industries, Inc.*	24,606
700	Ciments Francais SA (France)	131,503
1,300	Granite Construction, Inc.	55,666
2,600	Hovnanian Enterprises, Inc. (Class A Stock)*	29,562
1,400	KB Home	38,696
1,500	Meritage Homes Corp.*	24,135
2,900	Standard Pacific Corp.	13,920
31,500	Taylor Wimpey PLC (United Kingdom)	162,108
11,100	Toll Brothers, Inc.*	254,301

		734,497

Construction Materials
44,900	CSR Ltd. (Australia)	143,313

Consumer Finance
1,459	Cash America International, Inc.	56,901
1,725	First Cash Financial Services, Inc.*	33,913

		90,814

Consumer Products — 0.1%
9,300	Electrolux AB (Class B Stock) (Sweden)	179,717
2,190	Husqvarna AB (Sweden)	26,289

		206,006

Consumer Products & Services — 0.7%
5,300	American Greetings Corp. (Class A Stock)	139,602
4,930	Bare Escentuals, Inc.*	121,771
3,300	Colgate-Palmolive Co.	251,691
4,470	NutriSystem, Inc.*	134,547
59,700	Pacific Brands Ltd. (Australia)	193,090
14,500	Procter & Gamble Co.	1,008,040
12,800	Reckitt Benckiser Group PLC (United Kingdom)	742,295
1,500	Snap-on, Inc.	74,865
540	Ulta Salon, Cosmetics & Fragrance, Inc.*	18,468

		2,684,369

Consumer Services — 0.2%
9,700	Apollo Group, Inc. (Class A Stock)*	768,822
1,110	McGrath RentCorp	38,051

		806,873

Distribution/Wholesale — 0.2%
26,800	Marubeni Corp. (Japan)	230,117
675	Owens & Minor, Inc.	27,364
18,100	Sumitomo Corp. (Japan)	315,373

		572,854

Distributors
745	WESCO International, Inc.*	34,754

Diversified Consumer Services
900	Regis Corp.	30,240

Diversified Financial Services — 0.6%
1,120	Ameriprise Financial, Inc.	70,538
1,025	Financial Federal Corp.	27,695
29,600	JPMorgan Chase & Co.	1,391,200
725	KBW, Inc.*	21,960
10,431	KKR Financial Holdings LLC	162,828
12,616	Shinhan Financial Group Co. Ltd. (South Korea)	824,251

		2,498,472

Diversified Operations — 0.3%
3,700	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	186,295
7,201	LVMH Moet Hennessy Louis Vuitton (France)	927,102

		1,113,397

Diversified Telecommunication Services — 0.2%
23,900	Koninklijke (Royal) KPN NV (Netherlands)	450,754
73,000	Telestra Corp. Ltd. (Australia)	319,501

		770,255

Education — 0.1%
4,470	DeVry, Inc.	244,464

Electric Utilities — 1.1%
3,900	Entergy Corp.	467,493
11,300	Exelon Corp.	935,414
12,300	FirstEnergy Corp.	857,310
27,700	Fortum Oyj (Finland)	1,200,928
6,000	FPL Group, Inc.	410,520
17,300	Sierra Pacific Resources	291,851
945	Westar Energy, Inc.	25,156

		4,188,672

Electrical Equipment
2,700	Thomas & Betts Corp.*	151,227

Electronic Components — 1.0%
2,700	Checkpoint Systems, Inc.*	81,675

6,400	Energizer Holdings, Inc.*	667,520
8,300	Fanuc Ltd. (Japan)	909,842
3,400	FLIR Systems, Inc.*	235,926
6,800	Garmin Ltd.	730,320
900	General Cable Corp.*	64,791
32,000	Hongkong Electric Holdings Ltd. (Hong Kong)	164,519
1,260	Itron, Inc.*	135,437
5,900	Kansai Electric Power Co., Inc. (The) (Japan)	132,868
7,800	LSI Corp.*	51,480
12,000	Matsushita Electric Industrial Co. Ltd. (Japan)	229,149
3,200	PerkinElmer, Inc.	88,064
475	Rofin-Sinar Technologies, Inc.*	37,344
12,900	Sanmina-SCI Corp.*	28,509
13,475	TT electronics PLC (United Kingdom)	41,468
4,800	Waters Corp.*	369,504

		3,968,416

Electronic Equipment & Instruments — 0.8%
12,100	Alps Electric Co. Ltd. (Japan)	151,489
5,000	Tech Data Corp.*	196,650
51,175	Tyco Electronics Ltd. (Bermuda)	1,825,412
18,175	Tyco International Ltd. (Bermuda)	748,265

		2,921,816

Electronics
2,500	Benchmark Electronics, Inc.*	51,275

Energy Equipment & Services — 1.0%
2,680	Dril-Quip, Inc.*	142,925
23,600	GlobalSantaFe Corp.	1,912,308
27,800	Halliburton Co.	1,095,876
5,300	Holly Corp.	332,840
1,000	National-Oilwell Varco, Inc.*	73,240
3,580	Oil States International, Inc.*	154,620
600	Smith International, Inc.	39,630
400	Tidewater, Inc.	21,868

		3,773,307

Engineering/Construction
2,625	URS Corp.*	162,251

Entertainment — 0.2%
16,034	OPAP SA (Greece)	654,970

Entertainment & Leisure — 1.5%
5,700	Allegiant Travel Co.*	205,314
16,200	Carnival PLC (United Kingdom)	756,559
5,100	Harley-Davidson, Inc.	262,650
19,071	Las Vegas Sands Corp.*	2,530,912
1,940	Life Time Fitness, Inc.*	117,642
2,196	Nintendo Co. Ltd. (Japan)	1,394,633
3,700	Royal Caribbean Cruises Ltd.	158,656
6,450	Scientific Games Corp. (Class A Stock)*	233,167

		5,659,533

Environmental Services
5,700	Allied Waste Industries, Inc.*	72,048

Equipment & Services
1,100	Schneider Electric SA (France)	151,452

Equipment Services
5,840	Aruba Networks, Inc.*	111,486

Exchange Traded Fund
10	iShares Russell 1000 Value Index Fund	859

Farming & Agriculture — 0.1%
25,100	AWB Ltd. (Australia)	70,314
207,300	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	189,191

		259,505

Finance - Consumer Loans
1,000	Promise Co. Ltd. (Japan)	30,079

Financial - Bank & Trust — 5.6%
3,050	Astoria Financial Corp.	79,269
3,100	Banche Popolari Unite ScpA (Italy)	86,172
22,100	Banco Bilbao Vizcaya Argentaria SA (Spain)	556,061
40,500	Banco Santander Central Hispano SA (Spain)	879,988
46,500	Barclays PLC (United Kingdom)	583,993
4,000	BB&T Corp.	147,880
7,100	BNP Paribas (France)	782,558
23,500	Bradford & Bingley PLC (United Kingdom)	150,989
168,106	China Merchants Bank Co. Ltd. (China)	866,802
9,800	Comerica, Inc.	457,464
8,300	Credit Agricole SA (France)	328,105
11,300	Credit Suisse Group (Switzerland)	759,902
7,300	Danske Bank A/S (Denmark)	321,703
4,000	Deutsche Bank AG (Germany)	533,353
3,400	Dexia NV/SA (Belgium)	109,040
10,400	Fortis NV/SA (Belgium)	332,330
33,300	HBOS PLC (United Kingdom)	604,473
1,900	Hudson City Bancorp, Inc.	29,754
99,916	Intesa Sanpaolo SpA (Italy)	790,239
126,100	Lloyds TSB Group PLC (United Kingdom)	1,430,303
790	MB Financial, Inc.	26,339
5,000	Natexis Banques Populaire (France)	110,813
5,400	National City Corp.	130,950
26,200	Nomura Holdings, Inc. (Japan)	466,864
30,700	Nordea Bank AB (Sweden)	549,038
2,400	Pacific Capital Bancorp	49,752
1,400	Prosperity Bancshares, Inc.	45,248
45,300	Regions Financial Corp.	1,228,536
130,000	Sberbank (Russia)	559,000
7,800	Sovereign Bancorp, Inc.	112,554
1,200	Standard & Poor’s Depositary Receipts	185,580
7,100	State Street Corp.	566,367
2,000	Sterling Financial Corp. (WA)	45,000
23,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	171,488
5,100	SunTrust Banks, Inc.	370,260
11,200	TCF Financial Corp.	255,024
24,200	U.S. Bancorp	802,472
26,600	UBS AG (Switzerland)	1,422,540

58,400	Wachovia Corp.	2,670,632
58,305	Wells Fargo & Co.	1,982,953
1,100	Zions Bancorp	65,021

		21,646,809
Financial - Brokerage
900	MGIC Investment Corp.	17,424

Financial Services — 4.3%
550	Affiliated Managers Group, Inc.*	72,353
15,300	Allied Irish Banks PLC (Ireland)	383,193
6,600	AMBAC Financial Group, Inc.	243,078
1,673	Calamos Asset Management, Inc.	56,916
8,100	Capital One Financial Corp.	531,279
8,500	CIT Group, Inc.	299,540
78,700	Citigroup, Inc.	3,297,530
400	CME Group, Inc.	266,500
4,600	Eaton Vance Corp.	230,138
1,200	Federated Investors, Inc. (Class B Stock)	51,600
16,695	Goldman Sachs Group, Inc.	4,139,024
26,700	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	891,312
2,920,000	Industrial & Commercial Bank of China (China)	2,788,930
4,630	Investment Technology Group, Inc.*	193,997
18,200	Irish Life & Permanent PLC (Ireland)	412,482
3,400	Jefferies Group, Inc.	90,882
27,760	Lehman Brothers Holdings, Inc.	1,758,318
4,800	MarketAxess Holdings, Inc.*	75,216
2,600	MoneyGram International, Inc.	41,470
4,930	optionsXpress Holdings, Inc.	146,717
2,240	Portfolio Recovery Associates, Inc.	101,046
1,000	SLM Corp.	47,160
400	Student Loan Corp. (The)	66,432
200	T. Rowe Price Group, Inc.	12,848
4,000	Takefuji Corp. (Japan)	101,937
9,600	TD Ameritrade Holding Corp.*	183,744
4,600	TheStreet.Com, Inc.	62,100
100	Tri-Continental Corp.	2,444
1,875	Waddell & Reed Financial, Inc. (Class A Stock)	62,288

		16,610,474

Food Products — 0.2%
10,300	Groupe Danone (France)	882,814

Foods — 1.1%
22,100	Archer-Daniels-Midland Co.	790,738
2,900	Campbell Soup Co.	107,242
650	Corn Products International, Inc.	27,651
11,800	Dairy Crest Group PLC (United Kingdom)	147,828
9,000	General Mills, Inc.	519,570
23,400	Kraft Foods, Inc. (Class A Stock)	781,794
2,350	Nestle SA (Switzerland)	1,084,319
46,600	Northern Foods PLC (United Kingdom)	102,710
850	Ralcorp Holdings, Inc.*	47,855
4,460	SunOpta, Inc. (Canada)*	66,811
2,300	SYSCO Corp.	78,867
10,300	Tate & Lyle PLC (United Kingdom)	93,270
35,700	Tyson Foods, Inc. (Class A Stock)	564,060

		4,412,715

Healthcare - Services — 0.1%
790	Insulet Corp.*	19,782
5,220	Obagi Medical Products, Inc.*	114,005
3,980	Sciele Pharma, Inc.*	101,251

		235,038

Healthcare Equipment & Supplies — 0.2%
13,975	Covidien Ltd. (Bermuda)	581,360
5,700	Kinetic Concepts, Inc.*	342,570
1,212	Medical Action Industries, Inc.*	24,919

		948,849

Healthcare Providers & Services — 0.1%
4,600	Express Scripts, Inc.*	290,260

Healthcare Services — 1.7%
3,700	Aetna, Inc.	207,829
1,200	Amedisys, Inc.*	50,940
2,400	AMERIGROUP Corp.*	84,000
8,400	Biogen Idec, Inc.*	625,296
30,200	CIGNA Corp.	1,585,198
1,900	Covance, Inc.*	156,750
2,700	Health Net, Inc.*	144,747
4,840	Healthways, Inc.*	293,788
200	Humana, Inc.*	14,990
1,575	LHC Group, Inc.*	36,193
3,350	Pediatrix Medical Group, Inc.*	219,425
2,900	Sunrise Senior Living, Inc.*	107,300
8,090	TriZetto Group, Inc. (The)*	132,191
61,485	UnitedHealth Group, Inc.	3,021,988

		6,680,635

Healthcare-Products — 0.1%
1,700	Dade Behring Holdings, Inc.	130,781
5,020	Volcano Corp.*	85,792

		216,573

Hotels & Motels — 1.4%
20,628	MGM Mirage*	1,889,731
2,100	Starwood Hotels & Resorts Worldwide, Inc.	119,406
3,782	Station Casinos, Inc.	339,624
19,021	Wynn Resorts Ltd.	3,070,560

		5,419,321

Hotels, Restaurants & Leisure — 1.9%
8,700	Carnival Corp.	417,426
3,190	Home Inns & Hotels Management, Inc. (China)*	140,456
70,899	McDonald’s Corp.	4,232,670
7,100	Wyndham Worldwide Corp.	233,093
56,334	Yum! Brands, Inc.	2,268,570

		7,292,215

Household Durables — 0.4%
7,400	Alpine Electronics, Inc. (Japan)	118,961
14,600	Centex Corp.	365,876
4,500	Fortune Brands, Inc.	376,965
35,700	Lennar Corp. (Class A Stock)	815,745
2,200	Lennar Corp. (Class B Stock)	46,860

		1,724,407

Household Products — 0.2%
10,000	Kimberly-Clark Corp.	708,900

Independent Power Producers & Energy Traders
3,100	NRG Energy, Inc.*	141,546

Industrial Conglomerates — 0.6%
19,000	3M Co.	1,640,840
80,000	Citic Pacific Ltd. (Hong Kong)	504,470
900	McDermott International, Inc.*	54,954
650	Teleflex, Inc.	47,587

		2,247,851

Industrial Products — 0.4%
2,100	Harsco Corp.	127,302
49,200	Kurabo Industries Ltd. (Japan)	118,389
2,100	Precision Castparts Corp.	314,601
32,377	Reliant Energy, Inc.*	891,015
5,230	Smith & Wesson Holding Corp*	63,231

		1,514,538

Insurance — 4.1%
11,800	Aegon NV (Netherlands)	243,743
4,400	AFLAC, Inc.	276,232
26,300	Allstate Corp. (The)	1,378,120
7,900	American International Group, Inc.	498,648
9,410	AmTrust Financial Services, Inc.	131,270
5,900	Assurant, Inc.	344,796
10,500	Aviva PLC (United Kingdom)	164,946
24,300	AXA SA (France)	1,086,258
8,200	AXIS Capital Holdings Ltd. (Bermuda)	325,868
2,800	Baloise Holding (Switzerland)	297,548
5,000	Chubb Corp.	266,750
1,800	CNP Assurances (France)	229,423
1,675	Delphi Financial Group, Inc. (Class A Stock)	64,906
1,100	eHealth, Inc.*	30,734
32,800	Genworth Financial, Inc. (Class A Stock)	895,440
7,500	Hanover Insurance Group, Inc. (The)	345,525
4,600	Hartford Financial Services Group, Inc.	446,338
2,162	HCC Insurance Holdings, Inc.	64,622
775	Hilb Rogal & Hobbs Co.	34,154
13,700	ING Groep NV, ADR (Netherlands)	615,989
1,400	IPC Holdings Ltd. (Bermuda)	41,874
91,200	Legal & General PLC (United Kingdom)	265,675
4,900	Lincoln National Corp.	305,613

13,664	MBIA, Inc.	588,099
26,200	MetLife, Inc.	1,803,870
49,800	Old Mutual PLC (United Kingdom)	190,531
2,500	Philadelphia Consolidated Holding Corp.*	102,000
4,300	Protective Life Corp.	184,341
5,500	RenaissanceRe Holdings Ltd. (Bermuda)	320,870
2,000	State Auto Financial Corp.	55,040
4,300	Swiss Re (Switzerland)	403,496
41,000	Travelers Cos., Inc. (The)	2,140,610
2,450	United Fire & Casualty Co.	78,498
29,300	UnumProvident Corp.	683,862
3,300	W.R. Berkely Corp.	99,297
6,300	XL Capital Ltd. (Class A Stock) (Bermuda)	453,285
1,000	Zurich Financial Services AG (Switzerland)	301,062

		15,759,333

Internet Services — 2.5%
7,200	Amazon.com, Inc.*	641,880
14,680	CyberSource Corp.*	240,018
1,740	DealerTrack Holdings, Inc.*	85,417
3,290	Digital River, Inc.*	174,567
7,000	eBay, Inc.*	252,700
1,790	Equinix, Inc.*	208,821
13,900	Expedia, Inc.*	453,974
3,874	Google, Inc. (Class A Stock)*	2,738,918
133,446	Intel Corp.	3,589,698
6,910	j2 Global Communications, Inc.*	232,798
3,240	LoopNet, Inc.*	61,074
14,070	NaviSite, Inc.*	152,941
42,100	Symantec Corp.*	790,638
3,880	ValueClick, Inc.*	105,497
1,775	Vignette Corp.*	30,601

		9,759,542

Internet Software & Services — 0.1%
9,300	VeriSign, Inc.*	317,037

Investment Management
3,000	Janus Capital Group, Inc.	103,530

Iron / Steel — 0.1%
4,900	AK Steel Holding Corp.*	245,637

Leisure Equipment
925	Brunswick Corp.	20,637

Machinery — 0.3%
2,900	Crane Co.	137,576
3,000	Cummins, Inc.	359,880
7,400	Dover Corp.	340,400
7,100	Heidelberger Druckmaschinen AG (Germany)	289,924
475	Kennametal, Inc.	43,325
625	Lincoln Electric Holdings, Inc.	45,156

		1,216,261

Machinery & Equipment — 0.9%
16,400	AGCO Corp.*	978,752

1,800	Bucyrus International, Inc. (Class A Stock)	148,500
4,200	Caterpillar, Inc.	313,362
3,000	Deere & Co.	464,700
12,060	Flow International Corp.*	101,425
2,300	Joy Global, Inc.	133,538
775	Nordson Corp.	41,463
725	Regal-Beloit Corp.	35,554
500	Rieter Holdings AG (Switzerland)	289,839
6,800	Rockwell Automation, Inc.	468,384
900	SPX Corp.	91,170
17,000	Volvo AB (Class B Stock) (Sweden)	331,192

		3,397,879

Manufacturing — 0.9%
675	Actuant Corp. (Class A Stock)	46,561
2,400	Eaton Corp.	222,192
76,400	General Electric Co.	3,144,624
5,000	Hexcel Corp.*	125,150

		3,538,527

Media — 1.5%
64,500	CBS Corp. (Class B Stock)	1,851,150
7,280	DG FastChannel, Inc.*	179,015
20,000	Gannett Co., Inc.	848,200
18,900	Idearc, Inc.	509,922
26,700	News Corp. (Class A Stock)	578,589
53,400	Walt Disney Co. (The)	1,849,242

		5,816,118

Medical Supplies & Equipment — 1.2%
19,900	Eli Lilly & Co.	1,077,585
20,500	Johnson & Johnson	1,335,985
19,100	Medtronic, Inc.	906,104
8,570	Micrus Endovascular Corp.*	168,400
6,000	Nipro Corp. (Japan)	114,475
19,360	NovaMed, Inc.*	102,608
3,900	NuVasive, Inc.*	166,881
2,528	PolyMedica Corp.	133,883
1,700	Sepracor, Inc.*	46,818
11,830	Spectranetics Corp. (The)*	189,280
800	Stryker Corp.	56,800
3,900	WellPoint, Inc.*	308,997
1,900	Zimmer Holdings, Inc.*	132,031

		4,739,847

Metals — 0.1%
3,040	A.M. Castle & Co.	91,504
21,500	Crane Group Ltd. (Australia)	338,845

		430,349

Metals & Mining — 1.8%
28,500	Alcoa, Inc.	1,128,315
37,100	BlueScope Steel Ltd. (Australia)	370,042
2,325	Cleveland-Cliffs, Inc.	222,386

2,260	Dynamic Materials Corp.	124,345
20,435	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	2,404,791
1,330	Haynes International, Inc.*	116,402
1,220	Ladish Co., Inc.*	55,986
6,900	Nucor Corp.	427,938
5,500	Rautaruukki Oyj (Finland)	314,696
2,300	Southern Copper Corp.	321,310
11,200	ThyssenKrup AG (Germany)	746,288
2,800	Timken Co.	93,128
4,400	United States Steel Corp.	474,760

		6,800,387

Mining — 0.1%
11,900	Zinifex Ltd. (Australia)	188,325

Miscellaneous Manufacturing — 0.3%
9,900	AGFA-Gevaert NV (Belgium)	137,526
19,700	Honeywell International, Inc.	1,190,077

		1,327,603

Multi-Line Retail — 0.2%
7,800	Macy’s, Inc.	249,834
14,553	NEXT PLC (United Kingdom)	668,143

		917,977

Multi-Utilities — 0.5%
4,200	Dominion Resources, Inc.	384,846
27,800	Edison International	1,614,902
1,800	Vectren Corp.	50,472

		2,050,220

Multimedia — 0.3%
50,200	Time Warner, Inc.	916,652
5,000	Vivendi (France)	225,103

		1,141,755

Office Equipment — 0.2%
11,206	Canon, Inc. (Japan)	567,017
8,600	OCE NV (Netherlands)	172,785
8,700	Ricoh Co. Ltd. (Japan)	171,960

		911,762

Oil & Gas — 0.1%
8,622	StatoilHydro ASA (Norway)	291,748

Oil & Gas Exploration/Production — 0.2%
15,800	OAO Gazprom, ADR (Russia)	786,840

Oil, Gas & Consumable Fuels — 8.7%
8,670	Air Liquide (France)	1,192,965
1,700	Anadarko Petroleum Corp.	100,334
17,300	Apache Corp.	1,795,913
1,250	Arena Resources, Inc.*	45,637
1,800	Ashland, Inc.	105,696
425	Atwood Oceanics, Inc.*	35,802
88,900	BP PLC (United Kingdom)	1,155,314

4,800	Cabot Oil & Gas Corp.	190,512
10,500	Canadian Natural Resources Ltd. (Canada)	873,212
15,200	ChevronTexaco Corp.	1,390,952
606,721	China Petroleum & Chemical Corp. (China)	966,043
1,950	Concho Resources, Inc.*	38,006
29,700	ConocoPhillips	2,523,312
1,900	Continental Resources, Inc. (OK)*	44,669
1,400	Core Laboratories N.V. (Netherlands)*	204,316
45,200	Cosmo Oil Co. Ltd. (Japan)	197,143
19,559	Devon Energy Corp.	1,826,811
7,700	Dresser-Rand Group, Inc.*	297,990
22,100	Eni SpA (Italy)	806,721
5,000	EOG Resources, Inc.	443,000
52,100	Exxon Mobil Corp.	4,792,679
800	Frontier Oil Corp.	36,632
14,100	Global Industry, Ltd.*	347,142
4,050	GSI Commerce, Inc.*	115,384
1,725	Gulfport Energy Corp.*	38,191
2,459	Headwaters, Inc.*	35,287
32,100	Marathon Oil Corp.	1,898,073
29,500	Nippon Oil Corp. (Japan)	261,272
100	Noble Energy, Inc.	7,654
10,000	Norsk Hydro ASA (Norway)	146,829
12,300	Occidental Petroleum Corp.	849,315
1,700	ONEOK, Inc.	84,898
11,700	Patterson-UTI Energy, Inc.	233,298
2,025	Petrohawk Energy Corp.*	37,463
6,787	Petroleo Brasileiro SA, ADR (Brazil)	649,041
3,050	Petroquest Energy, Inc.*	39,345
14,200	Repsol YPF SA (Spain)	560,513
14,200	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	621,604
18,200	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	792,818
6,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	523,500
14,000	Santos Ltd. (Australia)	184,789
30,014	Schlumberger Ltd. (Netherlands)	2,898,452
100	SEACOR Holdings, Inc.*	9,165
5,600	Sunoco, Inc.	412,160
3,305	Superior Energy Services, Inc.*	122,549
1,500	Swift Energy Co.*	71,145
4,200	Total SA (France)	338,567
6,493	Transocean, Inc. (Cayman Islands)*	775,069
20,500	Valero Energy Corp.	1,443,815
1,600	W&T Offshore, Inc.	42,912
7,800	Western Refining, Inc.	286,104
9,800	XTO Energy, Inc.	650,524

		33,540,537

Paper & Forest Products — 0.1%
42,200	DS Smith PLC (United Kingdom)	202,695
60	Nippon Unipac Group, Inc. (Japan)	179,654
16,000	Oji Paper Co. Ltd. (Japan)	73,088
5,900	Rengo Co. Ltd. (Japan)	42,601
900	Weyerhaeuser Co.	68,319

		566,357

Pharmaceuticals — 5.0%
12,900	Abbott Laboratories	704,598
1,200	Altana AG (Germany)	29,081
16,200	AmerisourceBergen Corp.	763,182
17,400	Amgen, Inc.*	1,011,114
17,371	Amylin Pharmaceuticals, Inc.*	782,042
7,700	AstraZeneca PLC (United Kingdom) (New York Exchange)	378,070
14,000	AstraZeneca PLC (United Kingdom) (London Exchange)	690,787
975	Barr Pharmaceuticals, Inc.*	55,887
6,800	Bristol-Meyers Squibb Co.	203,932
10,200	GlaxoSmithKline PLC (United Kingdom)	262,566
4,700	H Lundbeck A S (Denmark)	134,505
6,880	K-V Pharmaceutical Co. (Class A Stock)*	215,619
19,650	LeMaitre Vascular, Inc.*	148,751
11,500	Medco Health Solutions, Inc.*	1,085,370
56,667	Merck & Co., Inc.	3,301,420
1,600	Millennium Pharmaceuticals, Inc.*	18,912
12,400	Novartis AG (Switzerland)	659,392
8,600	Novo Nordisk SA (Class B Stock) (Denmark)	1,066,361
130,100	Pfizer, Inc.	3,201,761
3,400	Pharmaceutical Product Development, Inc.	143,616
5,473	Roche Holding AG (Switzerland)	933,585
7,100	Sanofi-Aventis SA (France)	622,632
25,500	Schering-Plough Corp.	778,260
26,000	Tanabe Seiyaku Co. Ltd. (Japan)	299,577
28,206	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,241,346
9,500	Watson Pharmaceuticals, Inc.*	290,320
9,700	Wyeth	471,711

		19,494,397

Real Estate — 0.4%
53,600	Beazley Group PLC (United Kingdom)	192,810
506,900	Country Garden Holdings Co. Ltd. (China)*	835,287
302,000	Soho China Ltd. (China)*	388,885

		1,416,982

Real Estate Investment Trusts — 1.0%
400	Alexandria Real Estate Equities, Inc.	41,256
400	AMB Property Corp.	26,140
1,900	Apartment Investment & Management Co. (Class A Stock)	88,787
1,000	AvalonBay Communities, Inc.	122,650
700	Boston Properties, Inc.	75,838
11,100	CB Richard Ellis Group, Inc.*	270,618
4,100	Duke Realty Corp.	131,815
4,900	General Growth Properties, Inc.	266,364
6,800	Hospitality Properties Trust	269,280
3,400	Host Hotels & Resorts, Inc.	75,344
100	HRPT Properties Trust	939
3,400	iStar Financial, Inc.	103,734
4,700	Jones Lang Lasalle	448,051
1,100	Plum Creek Timber Co., Inc.	49,137
20,700	ProLogis	1,485,018
2,500	Public Storage, Inc.	202,425
300	Simon Property Group, Inc.	31,233
800	SL Green Realty Corp.	96,528
400	Ventas, Inc.	17,156
2,100	Vornado Realty Trust	234,612

		4,036,925

Recreational Vehicles
700	Winnebago Industries, Inc.	18,046

Restaurants
1,950	AFC Enterprises, Inc.*	26,033
2,250	Brinker International, Inc.	57,127
2,800	Sonic Corp.*	69,384
1,875	Triarc Cos., Inc. (Class B Stock)	21,000

		173,544

Retail & Merchandising — 2.1%
800	Abercrombie & Fitch Co. (Class A Stock)	63,360
32,800	AutoNation, Inc.*	580,232
7,100	Big Lots, Inc.*	170,258
700	Bj’s Wholesale Club, Inc.*	25,116
30,900	CVS Caremark Corp.	1,290,693
91,700	DSG International PLC (United Kingdom)	246,921
3,800	Family Dollar Stores, Inc.	96,330
10,700	GameStop Corp. (Class A Stock)*	633,654
3,100	J.C. Penney Co., Inc.	174,344
2,820	Jos. A. Bank Clothiers, Inc.*	82,372
2,100	Kohl’s Corp.*	115,437
51,357	Lowe’s Cos., Inc.	1,380,990
1,025	Men’s Wearhouse, Inc. (The)	43,316
2,700	Rallye SA (France)	207,091
1,300	School Specialty, Inc.*	43,875
1,262	Stage Stores, Inc.	23,675
6,900	Staples, Inc.	161,046
2,400	Stein Mart, Inc.	15,768
700	Target Corp.	42,952
151,600	Wal-Mart de Mexico SA de CV (Mexico)	615,642
31,500	Wal-Mart Stores, Inc.	1,424,115
5,153	Yamada Denki Co. Ltd. (Japan)	531,286

		7,968,473

Retailers — 0.2%
63,100	Marks & Spencer Group PLC (United Kingdom)	855,451

Retailers - Food & Drug — 0.3%
9,200	Kroger Co. (The)	270,388
10,800	Safeway, Inc.	367,200
6,500	SUPERVALU, Inc.	251,875
32,943	Tesco PLC (United Kingdom)*	334,273

		1,223,736

Road & Rail — 0.1%
11,400	Avis Budget Group*	237,918

Semiconductor Components — 0.1%
133,900	ARM Holdings PLC (United Kingdom)	413,452

Semiconductors — 0.7%
2,600	Altera Corp.	51,012
895	ATMI, Inc.*	28,765
13,000	Avnet, Inc.*	542,360
2,375	Brooks Automation, Inc.*	30,828
1,375	Microsemi Corp.*	36,589
3,100	Novellus Systems, Inc.*	88,071
27,800	NVIDIA Corp.*	983,564
1,900	O2Micro International Ltd., ADR (Cayman Islands)*	32,984
4,730	Silicon Motion Technology Corp., ADR (Cayman Islands)*	118,250
21,000	Texas Instruments, Inc.	684,600
1,050	Ultra Clean Holdings*	13,482
500	Varian Semiconductor Equipment Associates, Inc.*	23,010
5,100	Xilinx, Inc.	124,440

		2,757,955

Semiconductors & Semiconductor Equipment — 0.2%
14,900	Analog Devices, Inc.	498,554
3,090	FEI Co.*	89,641
5,670	Mellanox Technologies Ltd. (Israel)*	133,869
1,700	National Semiconductor Corp.	42,738

		764,802

Software — 0.7%
17,000	BMC Software, Inc.*	575,280
63,205	CA, Inc.	1,671,772
5,530	Phase Forward, Inc.*	131,559
7,960	PROS Holdings, Inc.*	143,121
2,050	Sybase, Inc.*	58,630

		2,580,362

Software/Services
6,700	Novell, Inc.*	50,652

Specialty Retail — 0.5%
3,980	Aaron Rents, Inc.	84,296
100	Advance Auto Parts, Inc.	3,412
500	AutoZone, Inc.*	62,205
37,830	Home Depot, Inc. (The)	1,192,023
1,225	Monro Muffler Brake, Inc.	27,906
21,300	RadioShack Corp.	439,206
2,400	Ross Stores, Inc.	64,848

		1,873,896

Steel Producers/Products — 0.1%
2,400	Voestalpine AG (Austria)	215,786

Telecommunication Services — 1.5%
139,117	AT&T, Inc.	5,813,699
3,100	Crown Castle International Corp.*	127,317

		5,941,016

Telecommunications — 6.3%
19,200	Amdocs Ltd. (Guernsey)*	660,480
45,400	America Movil SA de CV, ADR (Mexico)	2,968,706
119,600	BT Group PLC (United Kingdom)	810,713
4,220	Cbeyond, Inc.*	165,086
194,212	China Mobile Ltd. (China)	4,015,036
141,041	Cisco Systems, Inc.*	4,662,815
10,400	Corning, Inc.	252,408
900	Embarq Corp.	47,628
6,900	Foundry Networks, Inc.*	145,866
27,700	France Telecom SA (France)	1,021,572
3,800	IPG Photonics Corporation*	72,352
47,211	Juniper Networks, Inc.*	1,699,596
95,490	MobileOne Ltd. (Singapore)	139,093
300	Motorola, Inc.	5,637
80	Nippon Telegraph and Telephone Corp. (Japan)	366,131
28,063	Nokia Oyj (Finland)	1,111,788
300	NTT Docomo, Inc. (Japan)	436,468
2,400	QUALCOMM, Inc.	102,552
67,661	Sprint Nextel Corp.	1,157,003
1,200	Swisscom AG (Switzerland)	443,629
27,800	Telefonica SA (Spain)	917,740
500	Telephone & Data Systems, Inc.	34,900
1,000	Telephone & Data Systems, Inc. (Special Shares)	65,850
69,300	Verizon Communications, Inc.	3,192,651

		24,495,700

Telecommunications - Cellular — 0.5%
274,100	Vodafone Group PLC (United Kingdom)	1,077,182
20,790	Vodafone Group PLC, ADR (United Kingdom)	816,423

		1,893,605

Textiles & Apparel
667	Columbia Sportswear Co.	32,516

Textiles, Apparel & Luxury Goods — 0.1%
17,600	Jones Apparel Group, Inc.	368,544

Thrifts & Mortgage Finance — 1.2%
11,000	Countrywide Financial Corp.	170,720
24,896	Fannie Mae	1,420,068
30,800	Federal Home Loan Mortgage Corp.	1,608,684
45,000	Washington Mutual, Inc.	1,254,600

		4,454,072

Tobacco — 0.8%
35,300	Altria Group, Inc.	2,574,429
11,900	UST, Inc.	634,508

		3,208,937

Trading Companies & Distributors
1,000	Watsco, Inc.	41,640

Transportation — 1.4%
350	Arlington Tankers Ltd.	8,610
6,100	Burlington Northern Santa Fe Corp.	531,615

15,600	Canadian National Railway Co. (Canada)	875,079
975	Forward Air Corp.	31,814
15,700	J.B. Hunt Transport Services, Inc.	435,204
72,900	Neptune Orient Lines Ltd. (Singapore)	261,151
12,500	Norfolk Southern Corp.	645,625
39,050	Orient Overseas International Ltd. (Hong Kong)	403,146
3,200	Overseas Shipholding Group, Inc.	238,080
2,500	Ryder System, Inc.	119,625
14,294	Union Pacific Corp.	1,830,204
2,500	United Parcel Service, Inc. (Class B Stock)	187,750

		5,567,903

Utilities — 1.1%
16,000	American Electric Power Co., Inc.	771,360
21,600	CMS Energy Corp.	366,552
5,500	DTE Energy Co.	272,800
6,900	Duke Energy Corp.	132,273
4,400	Dynegy, Inc.*	40,524
6,553	E.ON AG (Germany)	1,280,509
8,200	Hokkaido Electric Power Co., Inc. (Japan)	176,947
2,600	Illinois Tool Works, Inc.	148,876
5,200	Kyushu Electric Power Co., Inc. (Japan)	126,789
11,000	Northeast Utilities	339,130
2,150	PNM Resources, Inc.	53,772
4,900	SCANA Corp.	198,891
10,100	Xcel Energy, Inc.	227,755

		4,136,178

	TOTAL LONG-TERM INVESTMENTS (cost $304,357,798)	379,671,200

SHORT-TERM INVESTMENT 3.4%

AFFILIATED MONEY MARKET MUTUAL FUND
13,163,157	Dryden Core Investment Fund - Taxable Money Market Series (cost $13,163,157)(a)	13,163,157

	TOTAL INVESTMENTS(b) —101.4% (cost $317,520,955)(c)	392,834,357
	Liabilities in excess of other assets (d)—(1.4)%	(5,282,240)

	NET ASSETS —100%	$387,552,117

The following abbreviations are used in the portfolio descriptions:

ADR	American Depository Receipts
MXN	Mexican Peso
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of October 31, 2007, 62 securities representing $28,192,903 and 7.18% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	The United States federal income tax basis of the Portfolio’s investments was $319,692,804 accordingly, net unrealized appreciation on investments for federal income tax purposes was $73,141,553 (gross unrealized appreciation $82,343,964 gross unrealized depreciation - $9,202,411). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on forward foreign currency contracts of:

Forward foreign currency exchange contracts outstanding at October 31, 2007:

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Mexican Peso,
Expiring 12/06/07	MXN	25,700	$2,356,613	$2,403,718	$(47,105)

Target Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

as of October 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS 67.8%

Aerospace 1.2%
600	Alliant Techsystems, Inc.*	$66,234
3,310	BE Aerospace, Inc.*	164,540
9,751	Boeing Co. (The)	961,351
430	DRS Technologies, Inc.	24,699
11,000	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	536,470
22,695	Lockheed Martin Corp.	2,497,358
2,775	Moog, Inc. (Class A Stock)*	128,066
13,200	Raytheon Co.	839,652
8,000	United Technologies Corp.	612,720

		5,831,090

Aerospace & Defense 1.4%
2,700	AAR Corp.*	86,535
3,050	Aerovironment, Inc.*	78,477
8,000	Finmeccanica SpA (Italy)	237,445
23,648	General Dynamics Corp.	2,151,022
1,100	Goodrich Corp.	76,626
2,060	HEICO Corp.	112,146
14,400	Honeywell International, Inc.	869,904
31,900	Northrop Grumman Corp.	2,667,478
4,270	Orbital Sciences Corp.*	109,013
2,200	Rockwell Collins, Inc.	164,582
1,100	Teledyne Technologies, Inc.*	57,541
4,800	Thales SA (France)	299,118

		6,909,887

Airlines 0.2%
75,500	Air New Zealand Ltd. (New Zealand)	124,081
5,200	Allegiant Travel Co.*	187,304
105,000	Qantas Airways Ltd. (Australia)	580,695
21,747	Singapore Airlines Ltd. (Singapore)	296,857

		1,188,937
Apparel Manufacturers
492	Columbia Sportswear Co.	23,985

Auto Parts & Related 0.1%
3,100	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	415,055

Auto/Trucks Parts & Equipment
6,700	Nifco, Inc. (Japan)	156,759

Automobiles 1.0%
3,300	DaimlerChrysler AG (Germany)	363,055
53,000	Fuji Heavy Industries Ltd. (Japan)	275,471
10,000	General Motors Corp.	391,900
4,900	Harley-Davidson, Inc.	252,350
14,600	Honda Motor Co. Ltd. (Japan)	546,724
45,900	Nissan Motor Co. Ltd. (Japan)	526,600
4,600	Peugeot SA (France)	426,317
2,100	Renault SA (France)	352,560

19,300	Toyota Motor Corp. (Japan)	1,104,813
3,000	Valeo SA (France)	164,308
900	Volkswagen AG (Germany)	258,000
11,700	Volvo AB (Class B Stock) (Sweden)	227,938
800	Winnebago Industries, Inc.	20,624

		4,910,660

Automotive Components 0.2%
15,300	Johnson Controls, Inc.	668,916
7,200	Paccar, Inc.	400,032

		1,068,948

Automotive Parts 0.1%
4,490	Amerigon, Inc.*	88,184
300	Georg Fischer AG (Switzerland)*	225,052
37,300	GKN PLC (United Kingdom)	284,444

		597,680
Banks
3,200	Colonial BancGroup, Inc. (The)	61,376

Beverages 1.1%
9,000	Anheuser-Busch Cos., Inc.	461,520
4,200	Carlsberg A/S (Class B Stock) (Denmark)	565,676
30,733	Coca-Cola Co. (The)	1,898,070
33,931	Heinekin NV, ADR (Netherlands)	1,185,522
1,000	Molson Coors Brewing Co. (Class B Stock)	57,230
1,200	PepsiAmericas, Inc.	42,864
9,500	PepsiCo, Inc.	700,340
29,928	SABMiller PLC (United Kingdom)	899,215

		5,810,437

Biotechnology 0.7%
13,300	Amgen, Inc.*	772,863
10,100	Biogen Idec, Inc.*	751,844
26,595	Genentech, Inc.*	1,971,487
1,980	Integra LifeSciences Holdings Corp.*	95,971
400	Invitrogen Corp.*	36,348
8,100	Millennium Pharmaceuticals, Inc.*	95,742

		3,724,255

Broadcasting
2,000	Liberty Media Corp.- Capital (Class A Stock)*	249,960

Building Materials 0.2%
500	Ciments Francais SA (France)	93,931
109,828	Kingfisher PLC (United Kingdom)	450,566
61,000	Kurabo Industries Ltd. (Japan)	146,783
40,000	Sanwa Holdings Corp. (Japan)	210,953

		902,233

Building Products 0.1%
860	Lennox International, Inc.	30,702
15,400	Masco Corp.	370,832

		401,534

Business Services 0.1%
900	Administaff, Inc.	35,892
4,290	Barrett Business Services, Inc.	72,887
7,600	Manpower, Inc.	568,024

		676,803

Capital Goods
2,200	Harsco Corp.	133,364

Capital Markets 0.4%
30,472	Morgan Stanley	2,049,547
5,122	Raymond James Financial, Inc.	190,794

		2,240,341

Chemicals 1.7%
6,291	Air Products & Chemicals, Inc.	615,574
600	Airgas, Inc.	30,282
80	Arkema (France)*	5,436
28,000	Asahi Kasei Corp. (Japan)	214,352
10,949	BASF AG (Germany)	1,514,637
3,200	Celanese Corp. (Class A Stock)	134,272
2,300	Ciba Specialty Chemicals AG (Switzerland)	114,265
305	Cytec Industries, Inc.	20,347
21,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	125,302
41,900	Dow Chemical Co.	1,887,176
13,000	Eastman Chemical Co.	865,670
600	FMC Corp.	34,500
425	Givaudan SA (Switzerland)	417,516
25,100	Mitsubishi Chemical Holdings Corp. (Japan)	207,679
9,000	Nippon Shokubai Co. Ltd. (Japan)	88,944
5,500	PPG Industries, Inc.	411,070
17,694	Praxair, Inc.	1,512,483
10,700	Rohm & Haas Co.	555,116
3,025	Valspar Corp.	75,716

		8,830,337

Clothing & Apparel 0.1%
6,710	Iconix Brand Group, Inc.*	153,323
2,700	NIKE, Inc. (Class B Stock)	178,902
2,100	Phillips-Van Heusen Corp.	100,380
3,550	Volcom, Inc.*	103,838

		536,443

Commercial Banks 2.3%
11,900	Alliance & Leicester PLC (United Kingdom)	195,599
12,200	Allied Irish Banks PLC (Ireland)	304,669
69,859	Bank of America Corp.	3,372,792
19,300	Bank of New York Mellon Corp. (The)	942,805
41,200	Barclays PLC (United Kingdom)	517,431
7,900	Comerica, Inc.	368,772
550	Cullen/Frost Bankers, Inc.	29,249
4,100	Deutsche Bank AG (Germany)	546,686

117,200	Lloyds TSB Group PLC (United Kingdom)	1,329,354
565	MB Financial, Inc.	18,837
4,800	National City Corp.	116,400
41,100	Regions Financial Corp.	1,114,632
2,400	UnionBanCal Corp.	129,624
53,400	Wachovia Corp.	2,441,982

		11,428,832

Commercial Services 0.7%
22,800	Accenture Ltd. (Class A Stock) (Bermuda)	890,340
1,100	Apollo Group, Inc. (Class A Stock)*	87,186
19,400	Davis Service Group PLC (United Kingdom)	219,441
1,400	Deluxe Corp.	56,476
2,570	FirstService Corp. (Canada)*	97,609
1,025	Healthcare Services Group, Inc.	22,509
2,900	HMS Holdings Corp.*	82,563
3,500	ITT Educational Services, Inc.*	445,165
1,125	LHC Group, Inc.*	25,852
15,400	Moody’s Corp.	673,288
3,310	Rollins, Inc.	100,525
2,000	Sotheby`s	108,340
2,140	Steiner Leisure Ltd.*	96,257
3,955	Team, Inc.*	127,311
15,000	Toppan Printing Co. Ltd. (Japan)	146,345
5,200	TUI AG (Germany)*	153,887
597	Waste Connections, Inc.*	20,185

		3,353,279

Communication Equipment
4,100	Arris Group, Inc.*	47,150
725	CommScope, Inc.*	34,198
6,700	Nuance Communications, Inc.*	148,137

		229,485

Computer Hardware 1.3%
20,781	Apple, Inc.*	3,947,351
300	Cadence Design Systems, Inc.*	5,880
24,000	Dell, Inc.*	734,400
28,300	EMC Corp.*	718,537
7,600	International Business Machines Corp.	882,512
11,200	Synopsys, Inc.*	316,512

		6,605,192

Computer Networking
2,850	Atheros Communications, Inc.*	100,035

Computer Services & Software 0.2%
1,770	Advent Software, Inc.*	97,934
1,300	Affiliated Computer Services, Inc. (Class A Stock)*	65,858
1,500	Autodesk, Inc.*	73,350
425	Blackbaud, Inc.	11,454
1,640	Concur Technologies, Inc.*	59,105
6,890	FalconStor Software, Inc.*	96,667
2,500	Global Payments, Inc.	118,900
340	Micros Systems, Inc.*	24,419

3,500	NCR Corp.*	96,565
2,260	Riverbed Technology, Inc.*	76,365
2,800	The9 Ltd., ADR (China)*	88,900
4,180	THQ, Inc.*	113,236
6,800	Tietoenator Oyj (Finland)	166,762

		1,089,515

Computers 0.1%
4,100	Lexmark International, Inc. (Class A Stock)*	172,159
3,500	Teradata Corp.*	99,855

		272,014

Computers & Peripherals 0.5%
50,088	Hewlett-Packard Co.	2,588,548
6,600	Sun Microsystems, Inc.*	37,686

		2,626,234

Conglomerates 0.1%
38,300	Marubeni Corp. (Japan)	328,861
800	Textron, Inc.	55,368

		384,229

Construction 0.1%
59,700	CSR Ltd. (Australia)	190,551
1,400	Granite Construction, Inc.	59,948
1,300	KB Home	35,932
20,800	Taylor Woodrow PLC (United Kingdom)	107,043
9,400	Toll Brothers, Inc.*	215,354

		608,828

Consumer Finance
1,568	Cash America International, Inc.	61,152
1,525	First Cash Financial Services, Inc.*	29,981
785	McGrath RentCorp	26,910
400	SLM Corp.	18,864

		136,907

Consumer Products
1,300	American Greetings Corp. (Class A Stock)	34,242
9,500	Electrolux AB (Class B Stock) (Sweden)	183,582
2,250	Husqvarna AB (Class A Stock) (Sweden)	27,009

		244,833

Consumer Products & Services 0.5%
4,410	Bare Escentuals, Inc.*	108,927
2,800	Colgate-Palmolive Co.	213,556
55,000	Pacific Brands Ltd. (Australia)	177,888
17,100	Procter & Gamble Co.	1,188,792
11,000	Reckitt Benckiser PLC (United Kingdom)	637,910
480	Ulta Salon, Cosmetics & Fragrance, Inc.*	16,416

		2,343,489

Distribution/Wholesale 0.1%
500	Owens & Minor, Inc.	20,270
16,500	Sumitomo Corp. (Japan)	287,495
2,900	W.W. Grainger, Inc.	260,768

		568,533

Distributors
520	WESCO International, Inc.*	24,258

Diversified Consumer Services
650	Regis Corp.	21,840

Diversified Financial Services 1.3%
400	Affiliated Managers Group, Inc.*	52,620
72,600	Citigroup, Inc.	3,041,940
725	Financial Federal Corp.	19,590
31,700	JPMorgan Chase & Co.	1,489,900
525	KBW, Inc.*	15,902
9,268	KKR Financial Holdings LLC	144,673
24,694	Lehman Brothers Holdings, Inc.	1,564,118
16,700	Nomura Holdings, Inc. (Japan)	297,581

		6,626,324

Diversified Manufacturing 0.1%
9,300	AGFA-Gevaert NV (Belgium)	129,191
2,800	Crane Co.	132,832
4,610	Smith & Wesson Holding Corp.*	55,735

		317,758

Diversified Manufacturing Operations 0.1%
2,200	Eaton Corp.	203,676
2,300	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	115,805

		319,481

Diversified Operations 0.2%
65,000	Citic Pacific Ltd. (Hong Kong)	409,882
6,557	LVMH Moet Hennessy Louis Vuitton SA (France)	844,189

		1,254,071

Diversified Telecommunication Services 1.7%
126,992	AT&T, Inc.	5,306,996
18,400	Royal KPN NV (Netherlands)	347,024
65,600	Verizon Communications, Inc.	3,022,192

		8,676,212

Education
3,940	DeVry, Inc.	215,479

Electric 0.2%
5,600	NRG Energy, Inc.*	255,696
30,459	Reliant Energy, Inc.*	838,232

		1,093,928

Electric Utilities 0.8%
4,100	Entergy Corp.	491,467

10,800	Exelon Corp.	894,024
11,200	FirstEnergy Corp.	780,640
25,279	Fortum Oyj (Finland)	1,095,967
5,700	FPL Group, Inc.	389,994
15,500	Sierra Pacific Resources	261,485
670	Westar Energy, Inc.	17,835

		3,931,412

Electrical Equipment
650	General Cable Corp.*	46,794

Electronic Components 0.8%
11,400	Alpine Electronics, Inc. (Japan)	183,265
12,100	Alps Electric Co. Ltd. (Japan)	151,489
8,700	Avnet, Inc.*	362,964
6,900	Energizer Holdings, Inc.*	719,670
7,400	Fanuc Ltd. (Japan)	811,185
3,500	FLIR Systems, Inc.*	242,865
6,700	Hokkaido Electric Power Co., Inc. (Japan)	144,579
30,000	HongKong Electric Holdings (Hong Kong)	154,236
1,363	Itron, Inc.*	146,509
3,200	Kansai Electric Power Co., Inc. (The) (Japan)	72,064
6,600	Kyushu Electric Power Co., Inc. (Japan)	160,924
9,000	Matsushita Electric Industrial Co. Ltd. (Japan)	171,862
2,250	PNM Resources, Inc.	56,272
350	Rofin Sinar Technologies, Inc.*	27,517
14,100	TT Electronics PLC (United Kingdom)	43,391
100	Varian, Inc.*	7,389
7,700	Waters Corp.*	592,746

		4,048,927

Electronic Components & Equipment 0.1%
1,000	Schneider Electric SA (France)	137,684
22,000	SMK Corp. (Japan)	188,441

		326,125

Electronic Equipment & Instruments 0.3%
1,500	Tech Data Corp.*	58,995
37,850	Tyco Electronics Ltd.	1,350,109

		1,409,104

Electronics 0.2%
2,600	Benchmark Electronics, Inc.*	53,326
7,300	Garmin Ltd. (Cayman Islands)	784,020
2,500	Thomas & Betts Corp.*	140,025

		977,371

Energy Equipment
3,035	Oil States International, Inc.*	131,082

Energy Equipment & Services 0.8%
100	BJ Services Co.	2,519
553,341	China Petroleum & Chemical Corp. (Class H Stock) (China)	881,049
2,360	Dril-Quip, Inc.*	125,859
22,000	GlobalSantaFe Corp.	1,782,660

25,200	Halliburton Co.	993,384
3,400	Holly Corp.	213,520
3,800	Tidewater, Inc.	207,746

		4,206,737

Engineering/Construction
2,525	URS Corp.*	156,070

Entertainment & Leisure 1.0%
675	Brunswick Corp.	15,059
14,800	Carnival PLC (United Kingdom)	691,178
17,537	Las Vegas Sands Corp.*	2,327,335
1,710	Life Time Fitness, Inc.*	103,695
2,139	Nintendo Co. Ltd. (Japan)	1,358,433
3,300	Royal Caribbean Cruises Ltd.	141,504
5,780	Scientific Games Corp. (Class A Stock)*	208,947

		4,846,151

Environmental Services
6,000	Allied Waste Industries, Inc.*	75,840

Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	860
1,100	SPDR Trust Series 1	170,115

		170,975

Farming & Agriculture 1.0%
34,000	Altria Group, Inc.	2,479,620
38,400	AWB Ltd. (Australia)	107,571
243,100	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	221,864
23,308	Monsanto Co.	2,275,560

		5,084,615

Finance - Consumer Loans
900	Promise Co. Ltd. (Japan)	27,071

Financial - Bank & Trust 2.8%
3,250	Astoria Financial Corp.	84,467
13,900	Banco Bilbao Vizcaya Argentaria SA (Spain)	349,740
38,300	Banco Santander Central Hispano SA (Spain)	832,187
3,700	BB&T Corp.	136,789
6,300	BNP Paribas SA (France)	694,382
23,900	Bradford & Bingley PLC (United Kingdom)	153,559
158,717	China Merchants Bank Co. Ltd. (Class H Stock) (China)	818,389
4,400	Commonwealth Bank of Australia (Australia)	253,415
7,900	Credit Agricole SA (France)	312,292
9,500	Credit Suisse Group (Switzerland)	638,855
6,800	Danske Bank A/S (Denmark)	299,669
7,000	Dexia (Belgium)	224,495
7,700	Fortis (Belgium)	246,052
31,800	HBOS PLC (United Kingdom)	577,244
78,204	Intesa Sanpaolo SpA (Italy)	618,518
6,000	Natixis (France)	132,976
22,800	Nordea Bank AB (Sweden)	407,755
2,500	Pacific Capital Bancorp	51,825
1,025	Prosperity Bancshares, Inc.	33,128

53,400	Royal Bank of Scotland Group PLC (United Kingdom)	573,495
125,000	Sberbank (Class S Stock) (Russia)	537,500
900	Societe Generale (France)	151,045
8,400	Sovereign Bancorp, Inc.	121,212
6,000	State Street Corp.	478,620
2,100	Sterling Financial Corp.	47,250
400	Student Loan Corp. (The)	66,432
30,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	223,680
4,400	SunTrust Banks, Inc.	319,440
3,700	Takefuji Corp. (Japan)	94,292
10,500	TCF Financial Corp.	239,085
21,800	U.S. Bancorp	722,888
23,802	UBS AG (Switzerland)	1,272,906
6,000	Unione di Banche Italiane ScpA (Italy)	166,785
600	Verwaltungs und Privat Bank AG (Switzerland)	156,941
1,675	Waddell & Reed Financial, Inc. (Class A Stock)	55,643
54,088	Wells Fargo & Co.	1,839,533
1,000	Zions Bancorp	59,110

		13,991,594

Financial - Brokerage
3,600	Jefferies Group, Inc.	96,228
500	MGIC Investment Corp.	9,680

		105,908

Financial Services 2.6%
14,748	Allied Irish Banks PLC (Ireland)	369,368
6,000	AMBAC Financial Group, Inc.	220,980
13,800	AmeriCredit Corp.*	194,718
7,440	Ameriprise Financial, Inc.	468,571
22,100	AXA SA (France)	987,913
1,790	Calamos Asset Management, Inc. ( Class A Stock )	60,896
5,900	Capital One Financial Corp.	386,981
7,600	CIT Group, Inc.	267,824
100	CME Group, Inc.	66,625
3,400	Eaton Vance Corp.	170,102
15,292	Goldman Sachs Group, Inc. (The)	3,791,193
24,400	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	814,532
2,421,000	Industrial and Commercial Bank of China (Class H Stock) (China)	2,312,329
4,140	Investment Technology Group, Inc.*	173,466
16,400	Irish Life & Permanent PLC (Ireland)	371,687
4,270	MarketAxess Holdings, Inc.*	66,911
57,500	Marks & Spencer Group PLC (United Kingdom)	779,531
11,400	Okasan Holdings, Inc. (Japan)	76,938
4,430	optionsXpress Holdings, Inc.	131,837
2,000	Portfolio Recovery Associates, Inc.	90,220
14,700	Santos Ltd. (Australia)	194,029
5,700	Shinhan Financial Group Co. Ltd., ADR (South Korea)	746,529
2,000	T. Rowe Price Group, Inc.	128,480
8,100	TD Ameritrade Holding Corp.*	155,034
4,100	TheStreet.com, Inc.	55,350
3,480	ValueClick, Inc.*	94,621

		13,176,665

Food & Beverage 0.1%
23,600	Dairy Crest Group PLC (United Kingdom)	295,656
48,600	Northern Foods PLC (United Kingdom)	107,118
10,500	Tate & Lyle PLC (United Kingdom)	95,081

		497,855

Food & Staples Retailing
4,000	SunOpta, Inc.*	59,920

Food Products 0.3%
20,600	Archer-Daniels-Midland Co.	737,068
21,500	Kraft Foods, Inc. (Class A Stock)	718,315

		1,455,383

Foods 0.9%
2,600	Campbell Soup Co.	96,148
475	Corn Products International, Inc.	20,206
10,700	General Mills, Inc.	617,711
9,700	Groupe Danone (France)	831,388
20,100	Kroger Co. (The)	590,739
2,144	Nestle SA (Switzerland)	989,268
600	Ralcorp Holdings, Inc.*	33,780
12,000	Safeway, Inc.	408,000
2,900	Sysco Corp.	99,441
23,561	Tesco PLC (United Kingdom)	239,074
31,600	Tyson Foods, Inc. (Class A Stock)	499,280

		4,425,035

Gaming 0.1%
15,440	OPAP SA (Greece)	630,706

Healthcare Equipment & Supplies 0.1%
12,850	Covidien Ltd. (Bermuda)	534,560
600	Dade Behring Holdings, Inc.	46,158
600	Insulet Corp.*	15,024

		595,742

Healthcare Providers & Services 0.3%
29,700	CIGNA Corp.	1,558,953

Healthcare Services 0.9%
3,400	Aetna, Inc.	190,978
1,300	Amedisys, Inc.*	55,185
2,500	Amerigroup Corp.*	87,500
2,000	Covance, Inc.*	165,000
1,200	Health Net, Inc.*	64,332
1,325	Healthspring, Inc.*	27,825
4,610	Healthways, Inc.*	279,827
3,300	Humana, Inc.*	247,335
2,900	Pediatrix Medical Group, Inc.*	189,950
2,900	Sunrise Senior Living, Inc.*	107,300
56,435	UnitedHealth Group, Inc.	2,773,780
3,500	WellPoint, Inc.*	277,305

		4,466,317

Home Furnishings 0.1%
14,400	Thomson (France)	251,142

Hotels & Motels 1.0%
19,525	MGM Mirage*	1,788,685
1,900	Starwood Hotels & Resorts Worldwide, Inc.	108,034
3,513	Station Casinos, Inc.	315,468
18,324	Wynn Resorts Ltd.	2,958,043

		5,170,230

Hotels, Restaurants & Leisure 1.0%
9,800	Carnival Corp.	470,204
2,910	Home Inns & Hotels Management, Inc., ADR (China)*	128,127
12,700	Marriott International, Inc. (Class A Stock)	522,097
61,619	McDonald’s Corp.	3,678,655
1,350	Triarc Cos., Inc. (Class B Stock)	15,120
7,000	Wyndham Worldwide Corp.	229,810

		5,044,013

Household Durables 0.3%
400	Black & Decker Corp.	35,964
12,000	Centex Corp.	300,720
3,400	Fortune Brands, Inc.	284,818
27,900	Lennar Corp. (Class A Stock)	637,515
2,900	Lennar Corp. (Class B Stock)	61,770

		1,320,787

Household Products 0.1%
8,900	Kimberly-Clark Corp.	630,921
2,525	Scotts Miracle-Gro Co. (The) (Class A Stock)	115,872

		746,793

Industrial Conglomerates 1.0%
16,800	3M Co.	1,450,848
67,600	General Electric Co.	2,782,416
400	McDermott International, Inc.*	24,424
475	Teleflex, Inc.	34,775
15,050	Tyco International Ltd.	619,608

		4,912,071

Insurance 2.8%
10,600	Aegon NV (Netherlands)	218,956
3,900	Aflac, Inc.	244,842
25,300	Allstate Corp. (The)	1,325,720
7,100	American International Group, Inc.	448,152
8,420	AmTrust Financial Services, Inc.	117,459
4,400	Assurant, Inc.	257,136
9,500	Aviva PLC (United Kingdom)	149,237
7,400	Axis Capital Holdings Ltd. (Bermuda)	294,076
2,400	Baloise Holding AG (Switzerland)	255,041
65,700	Beazley Group PLC (United Kingdom)	236,336

4,400	Chubb Corp.	234,740
1,400	CNP Assurances (France)	178,440
1,700	Delphi Financial Group, Inc. (Class A Stock)	65,875
1,000	eHealth, Inc.*	27,940
30,500	Genworth Financial, Inc. (Class A Stock)	832,650
6,200	Hanover Insurance Group, Inc. (The)	285,634
4,400	Hartford Financial Services Group, Inc.	426,932
1,412	HCC Insurance Holdings, Inc.	42,205
550	Hilb Rogal & Hobbs Co.	24,239
13,200	ING Groep NV, ADR (Netherlands)	593,508
1,100	IPC Holdings Ltd. (Bermuda)	32,901
76,900	Legal & General PLC (United Kingdom)	224,018
4,100	Lincoln National Corp.	255,717
12,600	MBIA, Inc.	542,304
28,300	MetLife, Inc.	1,948,455
1,300	Muenchener Rueckversicherungs AG (Germany)	249,360
50,900	Old Mutual PLC (United Kingdom)	194,739
2,700	Philadelphia Consolidated Holding Corp.*	110,160
5,200	Protective Life Corp.	222,924
4,900	RenaissanceRe Holdings Ltd. (Bermuda)	285,866
2,100	State Auto Financial Corp.	57,792
4,500	Swiss Reinsurance Co. (Switzerland)	422,263
36,301	Travelers Cos., Inc. (The)	1,895,275
2,100	United Fire & Casualty Co.	67,284
28,100	Unum Group	655,854
3,100	W.R. Berkely Corp.	93,279
5,700	XL Capital Ltd. (Class A Stock) (Bermuda)	410,115
1,300	Zurich Financial Services AG (Switzerland)	391,380

		14,318,804

Internet 0.2%
6,900	Amazon.com, Inc.*	615,135
2,950	Digital River, Inc.*	156,527
3,910	Perficient, Inc.*	73,704
7,050	TriZetto Group, Inc. (The)*	115,197

		960,563

Internet Services 1.0%
12,940	CyberSource Corp.*	211,569
1,560	DealerTrack Holdings, Inc.*	76,580
11,800	eBay, Inc.*	425,980
1,640	Equinix, Inc.*	191,323
13,600	Expedia, Inc.*	444,176
3,622	Google, Inc. (Class A Stock)*	2,560,754
6,180	j2 Global Communications, Inc.*	208,204
2,920	LoopNet, Inc.*	55,042
12,600	NaviSite, Inc.*	136,962
4,020	NutriSystem, Inc.*	121,002
38,500	Symantec Corp.*	723,030
1,000	VeriSign, Inc.*	34,090
1,275	Vignette Corp.*	21,981
900	Yahoo! Inc.*	27,990

		5,238,683

Iron / Steel
2,500	AK Steel Holding Corp.*	125,325

IT Services 0.2%
47,200	Electronic Data Systems Corp.	1,019,048
1,300	Tyler Technologies, Inc.*	20,956

		1,040,004

Machinery 0.7%
12,900	AGCO Corp.*	769,872
25,800	Bluescope Steel Ltd. (Australia)	257,334
1,900	Bucyrus International, Inc. (Class A Stock)	156,750
3,700	Caterpillar, Inc.	276,057
4,900	Cummins, Inc.	587,804
2,700	Deere & Co.	418,230
6,900	Dover Corp.	317,400
6,600	Heidelberger Druckmaschinen AG (Germany)	269,507
450	Lincoln Electric Holdings, Inc.	32,512
525	Regal-Beloit Corp.	25,746
300	Rieter Holdings AG (Switzerland)	173,904
1,600	Snap-on, Inc.	79,856
200	SPX Corp.	20,260

		3,385,232

Machinery & Equipment 0.1%
11,010	Flow International Corp.*	92,594
350	Kennametal, Inc.	31,924
550	Nordson Corp.	29,425
2,200	Rockwell Automation, Inc.	151,536

		305,479

Manufacturing
500	Actuant Corp. (Class A Stock)	34,490
5,200	Hexcel Corp.*	130,156

		164,646

Media 1.8%
56,950	CBS Corp. (Class B Stock)	1,634,465
65,872	Comcast Corp. (Class A Stock)*	1,386,605
6,640	DG FastChannel, Inc.*	163,278
17,868	DIRECTV Group, Inc. (The)*	473,145
16,000	Gannett Co., Inc.	678,560
25,900	Idearc, Inc.	698,782
23,800	News Corp. (Class A Stock)	515,746
19,100	Rogers Communications, Inc. (Class B Stock) (Canada)	973,349
48,100	Time Warner, Inc.	878,306
5,000	Vivendi (France)	225,103
47,000	Walt Disney Co. (The)	1,627,610

		9,254,949

Medical Supplies & Equipment 0.4%
875	Medical Action Industries, Inc.*	17,990
400	Medtronic, Inc.	18,976
7,700	Micrus Endovascular Corp.*	151,305

8,600	Nipro Corp. (Japan)	164,081
17,390	NovaMed, Inc.*	92,167
3,500	NuVasive, Inc.*	149,765
2,239	PolyMedica Corp.	118,577
600	Sepracor, Inc.*	16,524
10,630	Spectranetics Corp. (The)*	170,080
10,400	St. Jude Medical, Inc.*	423,592
200	Stryker Corp.	14,200
4,480	Volcano Corp.*	76,563
6,000	Zimmer Holdings, Inc.*	416,940

		1,830,760

Metals & Mining 1.3%
2,890	A.M. Castle & Co.	86,989
27,300	Alcoa, Inc.	1,080,807
3,750	Cleveland-Cliffs, Inc.	358,687
13,000	Crane Group Ltd. (Australia)	204,883
2,000	Dynamic Materials Corp.	110,040
16,172	Freeport-McMoRan Copper & Gold, Inc.	1,903,121
1,190	Haynes International, Inc.*	104,149
2,400	Joy Global, Inc.	139,344
1,080	Ladish Co., Inc.*	49,561
100	Newmont Mining Corp.	5,086
6,500	Nucor Corp.	403,130
900	Precision Castparts Corp.	134,829
4,100	Rautaruukki Oyj (Finland)	234,591
1,200	Southern Copper Corp.	167,640
9,800	ThyssenKrupp AG (Germany)	653,002
2,900	Timken Co.	96,454
3,400	United States Steel Corp.	366,860
18,800	Zinifex Ltd. (Australia)	297,522

		6,396,695

Multi-Line Retail 0.1%
8,400	Macy’s, Inc.	269,052

Multi-Utilities 0.1%
3,900	Dominion Resources, Inc.	357,357

Office Equipment 0.2%
10,237	Canon, Inc. (Japan)	517,986
8,800	OCE NV (Netherlands)	176,803
9,000	Ricoh Co. Ltd. (Japan)	177,890
300	Seiko Epson Corp. (Japan)	7,089

		879,768

Oil & Gas 0.1%
6,553	Statoil ASA (Norway)	221,729
1,300	Vectren Corp.	36,452

		258,181

Oil & Gas Exploration/Production 0.2%
1,250	Core Laboratories N.V. (Netherlands)*	182,425
14,400	OAO Gazprom, ADR (Russia)	717,120

		899,545

Oil, Gas & Consumable Fuels 5.7%
7,510	Air Liquide (France)	1,033,352
1,800	Anadarko Petroleum Corp.	106,236
16,700	Apache Corp.	1,733,627
900	Arena Resources, Inc.*	32,859
300	Atwood Oceanics, Inc.*	25,272
65,700	BP PLC (United Kingdom)	853,814
5,000	Cabot Oil & Gas Corp.	198,450
9,000	Canadian Natural Resources Ltd. (Canada)	748,468
14,000	ChevronTexaco Corp.	1,281,140
1,750	Concho Resources, Inc.*	34,108
26,600	ConocoPhillips	2,259,936
1,375	Continental Resources, Inc.*	32,326
46,800	Cosmo Oil Co. Ltd. (Japan)	204,121
16,186	Devon Energy Corp.	1,511,772
1,500	Dresser-Rand Group, Inc.*	58,050
19,140	Eni SpA (Italy)	698,672
4,100	EOG Resources, Inc.	363,260
47,600	Exxon Mobil Corp.	4,378,724
6,500	Global Industry Ltd.*	160,030
3,650	GSI Commerce, Inc.*	103,989
1,250	Gulfport Energy Corp.*	27,675
30,700	Marathon Oil Corp.	1,815,291
1,400	National Oilwell Varco, Inc.*	102,536
27,700	Nippon Oil Corp. (Japan)	245,330
1,400	Noble Energy, Inc.	107,156
7,600	Norsk Hydro ASA (Norway)	111,590
11,000	Occidental Petroleum Corp.	759,550
1,700	ONEOK, Inc.	84,898
9,300	Patterson-UTI Energy, Inc.	185,442
1,475	PetroHawk Energy Corp.*	27,288
6,359	Petroleo Brasileiro SA, ADR (Brazil)	608,111
2,200	Petroquest Energy, Inc.*	28,380
13,000	Repsol YPF SA (Spain)	513,146
12,300	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	538,431
19,600	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	853,804
6,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	523,500
27,566	Schlumberger Ltd.	2,662,049
100	SEACOR Holdings, Inc.*	9,165
5,000	Sunoco, Inc.	368,000
2,850	Superior Energy Services, Inc.*	105,678
1,600	Swift Energy Co.*	75,888
3,400	Tesoro Corp.	205,802
3,200	Total SA (France)	257,956
5,876	Transocean, Inc.*	701,418
19,000	Valero Energy Corp.	1,338,170
1,700	W&T Offshore, Inc.	45,594
2,900	Western Refining, Inc.	106,372
8,200	XTO Energy, Inc.	544,316

		28,770,742

Paper & Forest Products 0.2%
45,200	Domtar Corp. (Canada)*	387,816
80	Nippon Paper Group, Inc. (Japan)	239,539
11,000	Oji Paper Co. Ltd. (Japan)	50,248

8,000	Rengo Co. Ltd. (Japan)	57,764
800	Weyerhaeuser Co.	60,728

		796,095

Pharmaceuticals 3.9%
10,400	Abbott Laboratories	568,048
800	Altana AG (Germany)	19,387
11,900	AmerisourceBergen Corp.	560,609
17,953	Amylin Pharmaceuticals, Inc.*	808,244
12,500	AstraZeneca PLC (United Kingdom)	616,774
6,800	AstraZeneca PLC, ADR (United Kingdom)	333,880
950	Barr Pharmaceuticals, Inc.*	54,454
6,600	Bristol-Myers Squibb Co.	197,934
19,300	Eli Lilly & Co.	1,045,095
2,000	Forest Laboratories, Inc.*	78,140
25,900	Gilead Sciences, Inc.*	1,196,321
10,100	GlaxoSmithKline PLC (United Kingdom)	259,992
4,600	H. Lundbeck A/S (Denmark)	131,643
18,200	Johnson & Johnson	1,186,094
6,370	K-V Pharmaceutical Co. (Class A Stock)*	199,636
16,610	LeMaitre Vascular, Inc*	125,738
11,000	Medco Health Solutions, Inc.*	1,038,180
45,280	Merck & Co., Inc.	2,638,013
11,600	Novartis AG (Switzerland)	616,851
7,800	Novo Nordisk AS (Class B Stock) (Denmark)	967,164
4,680	Obagi Medical Products, Inc.*	102,211
118,300	Pfizer, Inc.	2,911,363
3,600	Pharmaceutical Product Development, Inc.	152,064
5,029	Roche Holding AG (Switzerland)	857,847
6,200	Sanofi-Aventis (France)	543,707
33,000	Schering-Plough Corp.	1,007,160
3,570	Sciele Pharma, Inc.*	90,821
24,657	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,085,155
3,700	Watson Pharmaceuticals, Inc.*	113,072
8,700	Wyeth	423,081

		19,928,678

Real Estate 0.6%
6,900	CB Richard Ellis Group, Inc. (Class A Stock)*	168,222
463,800	Country Garden Holdings Co. Ltd. (China)*	764,265
2,800	Hovnanian Enterprises, Inc. (Class A Stock)*	31,836
3,500	Jones Lang LaSalle, Inc.	333,655
1,600	Meritage Homes Corp.*	25,744
10,925	Potash Corp. of Saskatchewan, Inc. (Canada)	1,341,809
275,600	Soho China Ltd. (China)*	354,890
3,000	Standard Pacific Corp.	14,400

		3,034,821

Real Estate Investment Trust - Other REIT
2,200	Simon Property Group, Inc.	229,042

Real Estate Investment Trusts 0.5%
300	Alexandria Real Estate Equities, Inc.	30,942
1,700	Apartment Investment & Management Co. (Class A Stock)	79,441
500	AvalonBay Communities, Inc.	61,325

700	Boston Properties, Inc.	75,838
3,900	Duke Realty Corp.	125,385
700	General Growth Properties, Inc.	38,052
6,300	Hospitality Properties Trust	249,480
3,100	Host Hotels & Resorts, Inc.	68,696
14,400	ProLogis	1,033,056
2,200	Public Storage, Inc.	178,134
1,900	SL Green Realty Corp.	229,254
500	Ventas, Inc.	21,445
3,300	Vornado Realty Trust	368,676

		2,559,724

Retail 0.5%
1,400	AFC Enterprises, Inc.*	18,690
57,700	DSG International PLC (United Kingdom)	155,369
3,500	Family Dollar Stores, Inc.	88,725
5,560	FGX International Holdings Ltd. (British Virgin Islands)*	95,076
12,539	NEXT PLC (United Kingdom)	575,679
2,900	Rallye SA (France)	222,431
912	Stage Stores, Inc.	17,109
24,100	Wal-Mart Stores, Inc.	1,089,561
148,100	Wal-Mart de Mexico SA de CV (Mexico)	601,428

		2,864,068

Retail & Merchandising 1.3%
600	Abercrombie & Fitch Co. (Class A Stock)	47,520
5,000	Best Buy Co., Inc.	242,600
12,700	Big Lots, Inc.*	304,546
2,300	Brinker International, Inc.	58,397
29,105	CVS Caremark Corp.	1,215,716
2,300	Darden Restaurants, Inc.	98,900
1,800	Dollar Tree Stores, Inc.*	68,940
3,000	GameStop Corp. (Class A Stock)*	177,660
2,700	J.C. Penney Co., Inc.	151,848
2,616	Jos. A. Bank Clothiers, Inc.*	76,413
2,000	Kohl’s Corp.*	109,940
45,917	Lowe’s Cos., Inc.	1,234,708
675	Men’s Wearhouse, Inc. (The)	28,526
2,200	Ross Stores, Inc.	59,444
1,300	School Specialty, Inc.*	43,875
2,925	Sonic Corp.*	72,482
6,100	Staples, Inc.	142,374
2,500	Stein Mart, Inc.	16,425
4,800	SUPERVALU, Inc.	186,000
700	Target Corp.	42,952
4,672	Yamada Denki Co. Ltd. (Japan)	481,694
46,046	Yum! Brands, Inc.	1,854,272

		6,715,232

Road & Rail 0.1%
500	Avis Budget Group*	10,435
4,300	Burlington Northern Santa Fe Corp.	374,745

		385,180

Semiconductor Components 0.1%
122,000	ARM Holdings PLC (United Kingdom)	376,708

Semiconductors 1.3%
2,700	Altera Corp.	52,974
700	Analog Devices, Inc.	23,422
645	ATMI, Inc.*	20,730
1,725	Brooks Automation, Inc.*	22,391
2,800	Checkpoint Systems, Inc.*	84,700
115,428	Intel Corp.	3,105,013
3,300	IPG Photonics Corp.*	62,832
7,800	LSI Logic Corp.*	51,480
5,070	Mellanox Technologies Ltd. (Israel)*	119,703
1,000	Microsemi Corp.*	26,610
9,600	National Semiconductor Corp.	241,344
14,800	Novellus Systems, Inc.*	420,468
22,250	NVIDIA Corp.*	787,205
1,800	O2Micro International Ltd., ADR (Cayman Islands)*	31,248
4,330	Silicon Motion Technology Corp., ADR (Taiwan)*	108,250
9,300	Teradyne, Inc.*	114,762
29,200	Texas Instruments, Inc.	951,920
725	Ultra Clean Holdings, Inc.*	9,309
4,900	Xilinx, Inc.	119,560

		6,353,921

Semiconductors & Semiconductor Equipment
2,820	FEI Co.*	81,808

Software 2.2%
16,500	BMC Software, Inc.*	558,360
47,805	CA, Inc.	1,264,442
13,900	Fair Isaac Corp.	527,088
14,482	MasterCard, Inc. (Class A Stock)	2,745,063
152,271	Microsoft Corp.	5,605,096
2,700	MoneyGram International, Inc.	43,065
4,950	Phase Forward, Inc.*	117,761
7,180	PROS Holdings, Inc.*	129,096
1,475	Sybase, Inc.*	42,185

		11,032,156

Specialty Retail 0.5%
3,555	Aaron Rents, Inc.	75,295
23,600	AutoNation, Inc.*	417,484
500	AutoZone, Inc.*	62,205
25,300	Gap, Inc. (The)	478,170
29,894	Home Depot, Inc.	941,960
862	Monro Muffler Brake, Inc.	19,636
20,600	RadioShack Corp.	424,772

		2,419,522

Steel Producers/Products 0.1%
2,900	Voestalpine AG (Austria)	260,742

Telecommunication Services
2,900	Crown Castle International Corp.*	119,103

Telecommunications 4.1%
17,500	Amdocs Ltd. (Guernsey)*	602,000
41,686	America Movil SAB de CV, ADR (Class L Stock) (Mexico)	2,725,847
5,340	Aruba Networks, Inc.*	101,940
101,800	BT Group PLC (United Kingdom)	690,055
3,860	Cbeyond, Inc.*	151,003
3,300	CenturyTel, Inc.	145,365
165,810	China Mobile Ltd. (China)	3,427,868
125,016	Cisco Systems, Inc.*	4,133,029
9,500	Corning, Inc.	230,565
400	Embarq Corp.	21,168
6,170	Foundry Networks, Inc.*	130,434
23,351	France Telecom SA (France)	861,181
43,342	Juniper Networks, Inc.*	1,560,312
100,170	MobileOne Ltd. (Singapore)	145,910
400	Motorola, Inc.	7,516
100	Nippon Telegraph and Telephone Corp. (Japan)	457,664
25,800	Nokia Oyj (Finland)	1,022,134
240	NTT DoCoMo, Inc. (Japan)	349,174
1,700	QUALCOMM, Inc.	72,641
2,900	RF Micro Devices, Inc.*	18,038
53,615	Sprint Nextel Corp.	916,816
1,100	Swisscom AG (Switzerland)	406,660
25,400	Telefonica SA (Spain)	838,511
400	Telephone & Data Systems, Inc.	27,920
45,700	Telestra Corp. Ltd. (Australia)	200,017
256,200	Vodafone Group PLC (United Kingdom)	1,006,837
19,158	Vodafone Group PLC, ADR (United Kingdom)	752,335

		21,002,940

Textiles, Apparel & Luxury Goods 0.1%
15,600	Jones Apparel Group, Inc.	326,664

Thrifts & Mortgage Finance 0.7%
7,100	Countrywide Financial Corp.	110,192
21,361	Fannie Mae	1,218,431
23,500	Freddie Mac	1,227,405
44,300	Washington Mutual, Inc.	1,235,084

		3,791,112

Tobacco Products 0.1%
11,190	UST, Inc.	596,651

Trading Companies & Distributors
1,100	Watsco, Inc.	45,804

Transportation 0.9%
250	Arlington Tankers Ltd. (Bermuda)	6,150
14,200	Canadian National Railway Co. (Canada)	796,547
4,000	CSX Corp.	179,080
700	Forward Air Corp.	22,841
9,800	J.B. Hunt Transport Services, Inc.	271,656
82,000	Neptune Orient Lines Ltd. (Singapore)	293,750
11,600	Norfolk Southern Corp.	599,140
26,030	Orient Overseas International Ltd. (Bermuda)	268,729
800	Overseas Shipholding Group, Inc.	59,520
900	Ryder System, Inc.	43,065

	14,750	Union Pacific Corp.	1,888,590
	1,900	United Parcel Service, Inc. (Class B Stock)	142,690

			4,571,758

Utilities 1.0%
	14,200	American Electric Power Co., Inc.	684,582
	20,100	CMS Energy Corp.	341,097
	4,200	DTE Energy Co.	208,320
	7,200	Duke Energy Corp.	138,024
	3,900	Dynegy, Inc. (Class A Stock)*	35,919
	5,637	E.ON AG (Germany)	1,101,516
	25,300	Edison International	1,469,677
	2,572	Headwaters, Inc.*	36,908
	2,000	Illinois Tool Works, Inc.	114,520
	10,400	Northeast Utilities	320,632
	4,200	SCANA Corp.	170,478
	9,000	Xcel Energy, Inc.	202,950

			4,824,623

		TOTAL COMMON STOCKS (cost $272,337,478)	343,830,365

Moody’s Ratings	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.1%
		Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A (cost $434,950; purchased 06/05/06)(b)
Aaa	435	4.762%(a), 03/15/19	432,269
		Brazos Student Finance Corp., Series 1998-A, Class A2
Aaa	62	5.96%, 06/01/23	62,409
		Honda Auto Receivables Owner Trust, Series 2006-2, Class A2
Aaa	82	5.42%, 12/22/08	82,210
		Nelnet Student Loan Trust, Series 2005-1, Class A2
Aaa	83	5.094%(a), 01/26/15	83,124

		TOTAL ASSET-BACKED SECURITIES (cost $660,226)	660,012

COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
		Bank Trust Mortgage Trust, Series 1, Class G
AAA(d)	115	5.70%, 12/01/23	114,694
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
Aaa	251	5.373%(a), 05/25/35	250,532
		Federal Home Loan Mortgage Corp., Series 119, Class H
AAA(d)	41	7.50%, 01/15/21	40,575
		Federal Home Loan Mortgage Corp., Series 2266, Class F
Aaa	6	5.102%(a), 11/15/30	6,047
		Federal Home Loan Mortgage Corp., Series 3346, Class FA
Aaa	2,680	4.882%(a), 02/15/19	2,670,165
		Federal National Mortgage Assoc., Series 1998-73, Class MZ
Aaa	640	6.30%, 10/17/38	641,849
		Federal National Mortgage Assoc., Series 2000-32, Class FM
Aaa	12	5.136%(a), 10/18/30	12,382
		Federal National Mortgage Assoc., Series 2006-5, Class 3A2
Aaa	1,200	4.671%(a), 05/25/35	1,194,058

			Government National Mortgage Assoc., Series 2000-9, Class FH
Aaa		35	5.158%(a), 02/16/30	35,421
			GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
AAA(d)		439	4.54%(a), 09/25/35	435,762
			Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class A8
Aaa		189	4.943%(a), 08/25/36	188,529
			Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1
Aaa		914	5.413%(a), 12/25/27	913,790

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,494,295)	6,503,804

CORPORATE BONDS 3.0%

Advertising 0.1%
			Omnicom Group, Inc., Gtd. Notes
Baa1		300	5.90%, 04/15/16	300,580

Automobile Manufacturers
			DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
Baa1		100	5.75%, 09/08/11	101,873

Consumer Products & Services 0.1%
			Clorox Co., Sr. Unsub. Notes
A3		500	5.828%(a), 12/14/07	500,386

Diversified Manufacturing 0.2%
			Siemens Financieringsmat NV, Gtd. Notes, 144A (Netherlands)(cost $1,000,000; purchased 08/09/06)(b)
Aa3		1,000	4.92%(a), 08/14/09	1,000,163

Financial Services 1.9%
			General Electric Capital Corp., Sr. Unsec`d. Notes, MTN
Aaa		2,200	5.625%, 09/15/17	2,221,441
			General Electric Capital Corp., Sub. Notes, 144A(cost $1,399,999; purchased 08/30/07)(b)
Aa1	GBP	700	6.50%(a), 09/15/67	1,476,065
			GMAC LLC, Bonds
Ba2		700	8.00%, 11/01/31	647,023
			JPMorgan Chase Bank NA, Sub. Notes
Aa1		1,400	6.00%, 10/01/17	1,419,778
			Morgan Stanley, Sr. Unsec`d. Notes, MTN
Aa3		1,300	5.75%, 10/18/16	1,285,891
			SLM Corp., Unsec’d. Notes
Baa1		200	4.662%(a), 04/14/08	198,612
			SLM Corp., Sr. Notes, MTN, 144A(cost $1,496,630; purchased 06/08/07)(b)
Baa1		1,500	4.75%(a), 04/18/08	1,488,571
			SLM Corp., Notes, MTN
Baa1		1,100	5.164%(a), 01/25/08	1,098,204

				9,835,585

Healthcare & Pharmaceuticals 0.2%
			HCA, Inc., Gtd. Notes, 144A(cost $612,000; purchased 07/24/07)(b)
B2		600	9.25%, 11/15/16	631,500
			Merck & Co., Inc., Notes
Aa3		100	4.75%, 03/01/15	95,776

				727,276

Paper & Forest Products 0.1%
			Georgia-Pacific Corp., Gtd. Notes, 144A(cost $300,000; purchased 12/13/06)(b)
Ba3		300	7.00%, 01/15/15	294,000
			Georgia-Pacific Corp., Gtd. Notes, 144A(cost $400,000; purchased 12/13/06)(b)
Ba3		400	7.125%, 01/15/17	390,000

				684,000

Real Estate Investment Trust
			Nationwide Health Properties, Inc., Unsec`d. Notes
Baa3		200	6.50%, 07/15/11	203,395

Telecommunications 0.3%
			BellSouth Corp., Sr. Unsec`d. Notes
A2		400	4.969%(a), 08/15/08	399,630
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		1,000	7.082%, 06/01/16	1,045,133

				1,444,763

Utilities - Electric 0.1%
			Midwest Generation LLC, Pass-Through Certificates, Series A
Baa3		481	8.30%, 07/02/09	492,784

			TOTAL CORPORATE BONDS (cost $15,089,329)	15,290,805

FOREIGN GOVERNMENT BONDS 0.5%
			Republic of Brazil
Ba1	BRL	1,800	12.50%, 01/05/22	1,212,983
			Republic of Italy
Aa2	JPY	54,000	3.80%, 03/27/08	473,047
			Republic of Panama
Ba1		120	9.625%, 02/08/11	135,000
			United Kingdom Gilt
Aaa	GBP	200	5.75%, 12/07/09	421,184

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,065,979)	2,242,214

MUNICIPAL BONDS 0.1%
			Arizona Agricultural Improvement & Power District, Salt River Project
Aa1		500	4.75%, 01/01/32	503,615
			Georgia State Road & Tollway Authority, Revenue Bonds
Aaa		200	5.00%, 03/01/21	208,198

			TOTAL MUNICIPAL BONDS (cost $695,325)	711,813

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 21.2%
			Federal Home Loan Mortgage Corp.
		358	4.359%(a), 09/01/35	356,538
		2,000	5.50%, TBA	1,968,750
		425	6.00%, 04/01/16-09/01/22	432,301
			Federal National Mortgage Assoc.
		8,227	4.00%, 08/01/18-01/01/20	7,779,238
		2,401	4.50%, 01/01/22-09/01/35	2,273,522
		265	4.533%(a), 12/01/34	262,726
		3,000	5.00%, TBA	2,877,186
		6,044	5.00%, 02/01/19-08/01/37	5,803,334

	31,480	5.50%, 07/01/14-11/01/37	31,058,539
	22,000	5.50%, TBA	21,663,136
	84	5.558%(a), 05/01/36	85,133
	9,808	6.00%, 03/01/17-10/01/36	9,882,616
	318	6.133%(a), 06/01/43	320,907
	123	6.171%(a), 09/01/34	125,234
		Government National Mortgage Assoc.
	53	4.50%, 08/15/33	50,041
	12,870	5.00%, 11/15/36-06/15/37	12,490,575
	10,149	5.50%, 01/15/32-09/15/37	10,087,537
	8	5.625%(a), 09/20/22	7,899
	11	6.125%, 10/20/27	11,396
	13	6.125%(a), 11/20/29	12,875
	12	8.50%, 05/20/30-04/20/31	12,271

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $107,985,274)	107,561,754

U.S. TREASURY OBLIGATIONS 3.9%
		U.S. Inflation Index Bonds, TIPS
	1,000	0.875%, 04/15/10	1,072,360
	2,500	2.00%, 04/15/12 – 01/15/16	2,690,066
	1,600	2.375%, 04/15/11 – 01/15/25	1,745,922
	800	2.50%, 07/15/16	850,706
		U.S. Treasury Bonds
	5,800	5.00%, 05/15/37	6,030,643
		U.S. Treasury Notes
	2,500	4.00%, 02/15/14	2,467,772
	1,200	4.625%, 12/31/11	1,224,281
	2,000	4.75%, 05/15/14	2,055,468
	800	5.125%, 05/15/16	839,625
		U.S. Treasury Strip, PO
	1,250	7.25%, 02/15/22	622,414

		TOTAL U.S. TREASURY OBLIGATIONS (cost $19,486,613)	19,599,257

BANK LOANS 0.3%
		Chrysler Finco Term, 144A(cost $1,046,648; purchased 07/31/07)(b)
BA-	1,100	9.36%, 08/03/12	1,097,144
		Ford Motor Co. Term B, 144A(cost $496,250; purchased 12/12/06)(b)
BA-	496	8.70%, 12/15/13	477,077

		TOTAL BANK LOANS (cost $1,542,898)	1,574,221

		TOTAL LONG-TERM INVESTMENTS (cost $426,357,417)	497,974,245

SHORT-TERM INVESTMENTS 7.9%
U.S. TREASURY OBLIGATIONS 0.1%
		U.S. Treasury Bills
	20	3.72%, 12/13/07(c)	19,913
	65	3.76%, 12/13/07(c)	64,715
	445	3.77%, 12/13/07	442,894
	10	3.78%, 12/13/07	9,956
	30	3.842%, 12/13/07(c)	29,858
	15	3.918%, 12/13/07	14,931

	50	4.11%, 12/13/07(c)	49,756

		TOTAL U.S. TREASURY OBLIGATIONS (cost $632,180)	632,023

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 4.1%
	20,775,096	Dryden Core Investment Fund - Taxable Money Market Series(e) (cost $20,775,096)	20,775,096

Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED* 0.2%

Call Options 0.2%
		5 Year U.S. Treasury Futures,
	17,600	expiring 11/20/2007, Strike Price $111.00	2,750
		Currency Option on USD vs JPY,
	1,700	expiring 09/16/2008 @ FX Rate 118	8,554
	2,800	expiring 03/17/2010 @ FX Rate 104	174,107
		Eurodollar Futures,
	50,000	expiring 12/17/2007, Strike Price $95.25	10,938
	156,000	expiring 03/17/2008, Strike Price $95.00	204,750
	83,000	expiring 03/17/2008, Strike Price $95.25	67,437
	73,000	expiring 06/16/2008, Strike Price $95.25	83,950
		Interest Rate Option USD,
	26,600	expiring 12/19/2008 @ 4.50%	159,473
		Swap on 3 Month LIBOR,
	3,000	expiring 11/23/2007 @ 4.84%	14,292
	5,300	expiring 12/20/2007 @ 5.00%	47,422
	10,600	expiring 09/19/2008 @ 4.55%	65,508
	20,400	expiring 09/26/2008 @ 4.75%	165,850
	13,600	expiring 12/31/2008 @ 4.72%	107,580
		U.S. Treasury Bond Futures,
	10,400	expiring 11/20/2007, Strike Price $119.00	1,625

			1,114,236

Put Options
		Currency Option on USD vs JPY,
	2,800	expiring 03/17/2010 @ FX Rate 104	121,310
		EURIBOR,
EUR	10,000	expiring 03/17/2008, Strike Price $95.12	181
		EURO-BOBL,
EUR	900	expiring 11/23/2007, Strike Price $103.00	65
		Eurodollar Futures,
	66,000	expiring 12/17/2007, Strike Price $91.75	412
	255,000	expiring 03/17/2008, Strike Price $91.75	1,594
	68,000	expiring 03/17/2008, Strike Price $92.25	425
	104,000	expiring 03/17/2008, Strike Price $92.50	650
		Swap on 3 Month LIBOR,
GBP	26,500	expiring 12/19/2007, Strike Price $93.25	—
GBP	22,000	expiring 03/19/2008, Strike Price $92.75	—
GBP	35,000	expiring 03/19/2008, Strike Price $93.00	909
GBP	38,500	expiring 06/18/2008, Strike Price $92.50	—

		125,546

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $1,141,160)	1,239,782

Principal Amount (000)#
COMMERCIAL PAPER 3.5%
	Rabobank USA Finance Corp.
$4,100	4.68%, 11/01/07	4,100,000
	Skandinaviska Enskilda Banken 10/11/07(cost $3,959,570; purchased 10/11/07)(d)
4,000	5.125%, 01/11/08	3,962,000
	Swedbank Mortgage
4,000	5.05%, 01/17/08	3,958,660
	UBS Finance (De) LLC
1,500	4.67%, 11/01/07	1,500,000
	Unicredito Italy Bank 10/15/07(cost $3,955,453; purchased 10/15/07)(d)
4,000	5.11%, 01/18/08	3,958,104

	TOTAL COMMERCIAL PAPER (cost $17,471,133)	17,478,764

	TOTAL SHORT-TERM INVESTMENTS (cost $40,019,569)	40,125,665

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—106.2% (cost $466,377,036)(f)(g)	538,099,910

SECURITIES SOLD SHORT (5.3)%
	Federal National Mortgage Assoc.
4,000	5.50%, TBA	(3,941,248)
	U.S. Treasury Bonds
12,300	4.25%, 11/15/14	(12,256,753)
10,600	4.625%, 02/15/17	(10,737,472)

	TOTAL SECURITIES SOLD SHORT (proceeds received $26,726,309)	(26,935,473)

Notional Amount (000)#
OUTSTANDING OPTIONS WRITTEN* (0.1)%

Call Options (0.1)%
	5 Year U.S. Treasury Futures,
3,400	expiring 11/20/2007, Strike Price $107.00	(20,719)
	Interest Rate Option USD,
8,800	expiring 12/19/2008 @ 5.00%	(159,306)
	Swap on 3 Month LIBOR,
2,300	expiring 12/20/2007 @ 5.15%	(36,098)
3,500	expiring 09/19/2008 @ 5.05%	(64,193)
8,900	expiring 09/26/2008 @ 4.95%	(132,556)

4,500	expiring 12/31/2008 @ 5.22%	(109,616)

		(522,488)

Put Options
	Currency Option on USD vs JPY,
1,700	expiring 09/16/2008 @ FX Rate 100	(12,138)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $538,763)	(534,626)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—100.7% (cost $439,111,965)	510,629,811
	Other liabilities in excess of other assets (h)—(0.7)%	(3,860,015)

	NET ASSETS —100%	$506,769,796

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PO	Principal Only Securities
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
RUB	Russian Ruble
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a variable rate security.
(b)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $7,186,477. The aggregate value of $7,286,789 is approximately 1.4% of net assets.
(c)	Securities segregated as collateral for futures contracts.
(d)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $7,915,023. The aggregate market value of $7,920,104 is approximately 1.6% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(f)	As of October 31, 2007, 63 securities representing $24,622,369 and 4.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(g)	The United States federal income tax basis of the Portfolio’s investments was $468,552,603; accordingly, net unrealized appreciation on investments for federal income tax purposes was $69,547,307 (gross unrealized appreciation - $79,086,521; gross unrealized depreciation - $9,539,214). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(h)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and swap agreements as follows:

Futures contracts open at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
45	10 Year U.S. Treasury Notes	Dec 07	$4,945,219	$4,950,703	$5,484
58	90 Day Euro	Dec 07	13,782,537	13,811,250	28,713
59	90 Day Euro	Mar 08	14,080,350	14,086,988	6,638
177	90 Day Euro	Sept 08	42,415,675	42,342,825	(72,850)
185	90 Day Euro	Dec 08	44,229,162	44,261,250	32,088
23	90 Day Euro	Jun 09	5,489,526	5,494,700	5,174
19	90 Day Euro	Sep 09	4,535,063	4,534,350	(713)
18	90 Day Euro	Dec 09	4,291,650	4,291,200	(450)
31	90 Day Euro EURIBOR	Mar 08	10,740,337	10,729,992	(10,345)
94	90 Day Euro EURIBOR	Jun 08	32,555,731	32,549,721	(6,010)
37	90 Day Euro EURIBOR	Dec 08	12,839,267	12,820,164	(19,103)
10	90 Day Euro EURIBOR	Mar 09	3,471,066	3,465,996	(5,070)
50	90 Day Sterling	Mar 08	12,238,626	12,231,510	(7,116)
48	90 Day Sterling	Sept 08	11,798,156	11,784,667	(13,489)
74	90 Day Sterling	Dec 08	18,182,636	18,179,569	(3,067)
17	90 Day Sterling	Jun 09	4,148,551	4,175,946	27,395
11	EURO-BOBL	Dec 07	1,716,564	1,716,245	(319)
17	S&P 500 E-Mini	Dec 07	1,306,237	1,321,665	15,428

					$(17,612)

Short Positions:
80	2 Year U.S. Treasury Notes	Dec 07	$16,525,000	$16,568,750	$(43,750)
176	5 Year U.S. Treasury Notes	Dec 07	18,709,734	18,892,500	(182,766)
226	30 Year U.S. Treasury Bonds	Dec 07	25,063,749	25,446,187	(382,438)
3	90 Day Euro	Jun 08	718,238	717,150	1,088
75	90 Day Sterling	Jun 08	18,413,543	18,388,201	25,342

					$(582,524)

					$(600,136)

Forward foreign currency exchange contracts outstanding at October 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	2,560	$1,269,573	$1,428,940	$159,367
Chinese Yuan,
Expiring 01/10/08	CNY	14,514	1,966,500	1,974,963	8,463
Expiring 03/05/08	CNY	12,490	1,701,000	1,719,688	18,688
Euros,
Expiring 11/05/07	EUR	19,869	28,070,799	28,781,053	710,254
Indian Rupee,
Expiring 05/12/08	INR	140,357	3,415,069	3,538,286	123,217
Japanese Yen,
Expiring 12/13/07	JPY	161,493	1,415,122	1,407,038	(8,084)
Mexican Peso,
Expiring 12/06/07	MXN	5,350	483,400	500,385	16,985
Expiring 03/13/08	MXN	5,950	522,000	552,046	30,046
Russian Ruble,
Expiring 01/11/08	RUB	67,703	2,629,000	2,738,021	109,021
Expiring 07/10/08	RUB	53,243	2,100,000	2,141,038	41,038
South Korean Won,
Expiring 08/04/08	KRW	1,167,795	1,263,446	1,303,116	39,670

			$44,835,909	$46,084,574	$1,248,665

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
British Pound,
Expiring 12/20/07	GBP	1,372	$2,831,603	$2,848,187	$(16,584)
Euros,
Expiring 11/05/07	EUR	20,065	28,417,178	29,067,451	(650,273)
Mexican Peso,
Expiring 12/06/07	MXN	25,100	2,304,648	2,347,600	(42,952)
Expiring 03/13/08	MXN	5,950	538,969	552,046	(13,077)
Russian Ruble,
Expiring 01/11/08	RUB	25,460	1,000,000	1,029,640	(29,640)

			$35,092,398	$35,844,924	$(752,526)

Interest rate swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount(000)#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (2)	06/15/35		$700	6.00%	3 Month LIBOR	$66,606
Bank of America Securities LLC (2)	12/19/09		5,400	5.00%	3 Month LIBOR	84,037
Barclays Capital, Inc. (2)	12/19/09		8,700	5.00%	3 Month LIBOR	10,507
Barclays Capital, Inc. (2)	12/19/12		14,400	5.00%	3 Month LIBOR	450,792
Citigroup, Inc. (1)	06/20/17		4,300	5.00%	3 Month LIBOR	147,430
Citigroup, Inc. (2)	12/19/37		1,800	5.00%	3 Month LIBOR	123,781
Deutsche Bank (2)	12/19/17		200	5.00%	3 Month LIBOR	9,720
Deutsche Bank (2)	12/19/12		6,700	5.00%	3 Month LIBOR	198,294
Deutsche Bank (2)	12/19/37		500	5.00%	3 Month LIBOR	36,629
Deutsche Bank (2)	12/19/14		3,000	5.00%	3 Month LIBOR	99,115
Goldman Sachs & Co. (2)	12/19/09		2,000	5.00%	3 Month LIBOR	26,753
Goldman Sachs & Co. (2)	12/19/37		2,500	5.00%	3 Month LIBOR	209,296
Lehman Brothers, Inc. (2)	12/19/12		22,100	5.00%	3 Month LIBOR	652,384
Citigroup, Inc. (2)	04/15/09	AUD	7,000	7.00%	3 month Australian Bank Bill rate	(51,620)
Morgan Stanley & Co. (2)	12/15/09	AUD	3,000	7.00%	6 month Australian Bank Bill rate	(12,624)
Goldman Sachs & Co. (2)	01/02/12	BRL	5,900	10.15%	Brazilian interbank lending rate	(141,403)
Morgan Stanley & Co. (2)	01/02/12	BRL	7,800	10.12%	Brazilian interbank lending rate	(144,463)
UBS AG (2)	01/02/12	BRL	6,000	10.58%	Brazilian interbank lending rate	(47,508)
Merrill Lynch & Co., Inc. (1)	06/20/17	CAD	2,800	5.50%	3 month Canadian Bank floating rate	(6,564)
Merrill Lynch & Co., Inc. (2)	06/20/12	CAD	4,000	5.00%	3 month Canadian Bank floating rate	6,733
Deutsche Bank (2)	06/18/34	EUR	900	5.00%	6 Month Euribor	14,072
UBS AG (2)	10/15/10	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	2,180
Barclays Capital, Inc. (2)	09/15/10	GBP	3,500	5.00%	6 Month LIBOR	(71,119)
Barclays Capital, Inc. (1)	12/20/16	JPY	30,000	2.00%	6 Month LIBOR	(10,310)
UBS AG (1)	12/20/16	JPY	60,000	2.00%	6 Month LIBOR	(19,793)
Merrill Lynch & Co., Inc. (2)	11/04/16	MXN	31,000	8.17%	28 day Mexican interbank rate	(99,473)

						$1,533,452

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount(000)#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. (1)	12/20/08	$200	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(330)
UBS AG (1)	12/20/08	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(666)
Barclays Capital, Inc. (1)	09/20/11	100	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	(1,142)
Lehman Brothers, Inc. (1)	12/20/11	700	0.00%	Dow Jones CDX HY7 Index	6,179
Merrill Lynch & Co. (1)	12/20/11	300	0.00%	Dow Jones CDX HY7 Index	3,743
Morgan Stanley & Co. (2)	06/20/12	1,600	2.08%	Dow Jones CDX HY8 Index	12,626
Citigroup, Inc. (1)	06/20/12	6,700	0.47%	Dow Jones CDX HY8 Index	(65,998)
Merrill Lynch & Co. (1)	06/20/12	2,500	2.75%	Dow Jones CDX HY8 Index	20,829
Citigroup, Inc. (1)	06/20/12	300	2.14%	Dow Jones CDX HY8 Index	3,130
Bear Stearns International Ltd. (2)	12/20/12	1,800	3.75%	Dow Jones CDX HY9 Index	(22,844)
Morgan Stanley & Co. (2)	12/20/15	530	0.46%	Dow Jones CDX IG5 Index	(7,303)
Morgan Stanley & Co. (1)	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	5,836
Morgan Stanley & Co. (2)	12/20/15	1,900	0.46%	Dow Jones CDX IG5 Index	(25,519)
Morgan Stanley & Co. (1)	12/20/12	2,700	0.14%	Dow Jones CDX IG5 Index	22,509
Goldman Sachs & Co. (1)	12/20/16	100	0.65%	Dow Jones CDX IG7 Index	1,890
Barclays Capital, Inc. (1)	12/20/11	1,300	0.75%	Dow Jones CDX IG7 Index	37,375
Morgan Stanley & Co. (1)	12/20/16	1,200	0.65%	Dow Jones CDX IG7 Index	23,181
Goldman Sachs & Co. (1)	12/20/17	1,300	0.80%	Dow Jones CDX IG9 Index	5,725
JPMorgan Chase Bank (1)	12/20/11	1,000	1.65%	Dow Jones CDX XO7 Index	20,612
Bank of America Securities LLC (1)	12/20/08	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(71)
Citigroup, Inc. (1)	12/20/08	100	0.28%	Eaton Corp., 5.75%, due 07/15/12	(280)
Barclays Capital, Inc. (1)	12/20/08	200	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(352)
Morgan Stanley & Co. (1)	12/20/08	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(204)
Lehman Brothers, Inc. (2)	02/20/12	350	0.93%	Federal Republic of Brazil, 12.25%, due 03/06/30	3,710
Citigroup, Inc. (1)	12/20/08	100	0.29%	FedEx Corp., 7.25%, due 02/15/11	(264)
Lehman Brothers, Inc. (1)	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,137)
Bear Stearns International Ltd. (1)	12/20/08	100	0.32%	Hewlett-Packard Co., 6.50%, due 07/01/12	(341)
Lehman Brothers, Inc. (1)	12/20/08	100	0.12%	Home Depot, Inc., 3.75%, due 09/15/09	65
Merrill Lynch & Co. (1)	12/20/08	100	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(274)
Lehman Brothers, Inc. (1)	12/20/08	100	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(114)
Lehman Brothers, Inc. (1)	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(590)
Lehman Brothers, Inc. (1)	12/20/08	100	0.30%	Masco Corp., 5.875%, due 07/15/12	(125)
Lehman Brothers, Inc. (1)	09/20/17	700	1.02%	Masco Corp., 5.875%, due 07/15/12	1,639
Lehman Brothers, Inc. (1)	03/20/15	100	0.14%	Merck & Co., 4.75%, due 03/01/15	308
Deutsche Bank (1)	09/20/11	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	(150)
Bear Stearns International Ltd. (1)	12/20/12	600	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	1,020
Lehman Brothers, Inc. (1)	12/20/08	100	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(539)
Morgan Stanley & Co. (1)	06/20/16	300	0.39%	Omnicom Group, Inc., 5.90%, due 04/15/16	1,256
Lehman Brothers, Inc. (1)	06/20/09	500	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(2,412)
Lehman Brothers, Inc. (1)	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 05/15/11	184
Morgan Stanley & Co. (1)	05/20/16	1,200	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(6,852)
JPMorgan Chase Bank (1)	05/20/16	300	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(1,823)
Morgan Stanley & Co. (1)	09/20/10	100	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(4,735)
Morgan Stanley & Co. (1)	12/20/12	600	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	1,396
Lehman Brothers, Inc. (1)	09/20/12	500	0.60%	Viacom, Inc., 4.625%, due 05/15/18	(3,953)
Goldman Sachs & Co. (1)	12/20/12	600	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	(1,287)
Citigroup, Inc. (1)	12/20/08	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(217)
Barclays Capital, Inc. (1)	12/20/08	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(769)
Bear Stearns International Ltd. (1)	06/20/16	200	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	472
Lehman Brothers, Inc. (1)	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(236)
Barclays Capital, Inc. (1)	03/20/12	100	0.21%	XL Capital Ltd., 6.50%, due 01/15/12	1,081

					$24,239

(1)	Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Target Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

as of October 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS 43.2%

Aerospace 0.8%
1,010	Aerovironment, Inc.(a)	$25,987
565	Alliant Techsystems, Inc.(a)	62,370
1,070	BE Aerospace, Inc.(a)	53,190
2,786	Boeing Co. (The)	274,672
395	DRS Technologies, Inc.	22,689
7,087	Lockheed Martin Corp.	779,854
1,225	Moog, Inc. (Class A Stock)(a)	56,534
1,380	Orbital Sciences Corp.(a)	35,231
2,400	United Technologies Corp.	183,816

		1,494,343

Aerospace & Defense 1.1%
700	AAR Corp.(a)	22,435
7,281	General Dynamics Corp.	662,280
200	Goodrich Corp.	13,932
700	HEICO Corp.	38,108
5,400	Honeywell International, Inc.	326,214
9,100	Northrop Grumman Corp.	760,942
4,300	Raytheon Co.	273,523
100	Teledyne Technologies, Inc.(a)	5,231

		2,102,665

Apparel Manufacturers
459	Columbia Sportswear Co.	22,376

Auto Components 0.1%
4,300	Johnson Controls, Inc.	187,996

Auto Parts & Related
4,000	AutoNation, Inc.(a)	70,760

Automobile Manufacturers
200	Winnebago Industries, Inc.	5,156

Automobiles 0.1%
3,000	General Motors Corp.	117,570

Automotive Parts 0.1%
1,460	Amerigon, Inc.(a)	28,674
1,950	Paccar, Inc.	108,342

		137,016

Beverages 0.5%
2,400	Anheuser-Busch Cos., Inc.	123,072
9,280	Coca-Cola Co. (The)	573,133
100	Hansen Natural Corp.(a)	6,800
400	Molson Coors Brewing Co. (Class B Stock)	22,892
2,600	PepsiCo, Inc.	191,672

		917,569

Biotechnology 0.5%
3,850	Amgen, Inc.(a)	223,724

8,841	Genentech, Inc.(a)	655,383
13,900	Millennium Pharmaceuticals, Inc.(a)	164,298

		1,043,405

Building Products 0.1%
810	Lennox International, Inc.	28,917
3,600	Masco Corp.	86,688

		115,605

Business Services 0.1%
200	Administaff, Inc.	7,976
1,600	Barrett Business Services, Inc.	27,184
2,300	Manpower, Inc.	171,902

		207,062

Capital Markets
2,122	Raymond James Financial, Inc.	79,045

Chemicals 1.1%
1,942	Air Products & Chemicals, Inc.	190,025
550	Airgas, Inc.	27,758
1,700	Celanese Corp. (Class A Stock)	71,332
305	Cytec Industries, Inc.	20,347
12,450	Dow Chemical Co. (The)	560,748
4,000	Eastman Chemical Co.	266,360
550	FMC Corp.	31,625
1,900	PPG Industries, Inc.	142,006
5,293	Praxair, Inc.	452,446
3,250	Rohm & Haas Co.	168,610
1,000	Scotts Miracle-Gro Co., (The) (Class A Stock)	45,890
1,350	Valspar Corp.	33,790

		2,010,937

Clothing & Apparel 0.2%
1,910	FGX International Holdings Ltd.(a)	32,661
7,900	Gap, Inc. (The)	149,310
2,190	Iconix Brand Group, Inc.(a)	50,041
900	NIKE, Inc. (Class B Stock)	59,634
500	Phillips-Van Heusen Corp.	23,900
1,180	Volcom, Inc. (The)(a)	34,515

		350,061

Commercial Banks 0.5%
900	Colonial BancGroup, Inc. (The)	17,262
2,300	Comerica, Inc.	107,364
500	Cullen Frost Bankers, Inc.	26,590
540	MB Financial, Inc.	18,004
1,500	National City Corp.	36,375
500	Sterling Financial Corp.	11,250
800	UnionBanCal Corp.	43,208
16,450	Wachovia Corp.	752,258

		1,012,311

Commercial Services 0.4%
840	FirstService Corp. (Canada)(a)	31,903
963	Healthcare Services Group, Inc.	21,137
1,225	Healthspring, Inc.(a)	25,725
930	HMS Holdings Corp.(a)	26,477
800	HNI Corp.	34,688
1,500	ITT Educational Services, Inc.(a)	190,785
5,000	Moody’s Corp.	218,600
800	Pharmaceutical Product Development, Inc.	33,792
1,070	Rollins, Inc.	32,496
1,300	Sotheby`s	70,421
690	Steiner Leisure Ltd.(a)	31,036
1,810	Team, Inc.(a)	58,264

		775,324

Communication Equipment 0.1%
1,375	Arris Group, Inc.(a)	15,812
675	CommScope, Inc.(a)	31,840
2,180	Nuance Communications, Inc.(a)	48,200

		95,852

Computer Hardware 1.1%
400	Affiliated Computer Services, Inc. (Class A Stock)(a)	20,264
6,904	Apple Computer, Inc.(a)	1,311,415
8,200	Dell, Inc.(a)	250,920
5,800	EMC Corp.(a)	147,262
1,750	International Business Machines Corp.	203,210
300	Oracle Corp.(a)	6,651
5,200	Synopsys, Inc.(a)	146,952

		2,086,674

Computer Networking
920	Atheros Communications, Inc.(a)	32,292

Computer Services & Software 0.2%
5,700	Accenture Ltd. (Class A Stock) (Bermuda)	222,585
540	Advent Software, Inc.(a)	29,878
600	Autodesk, Inc.(a)	29,340
400	Blackbaud, Inc.	10,780
530	Concur Technologies, Inc.(a)	19,101
2,380	FalconStor Software, Inc.(a)	33,391
315	Micros Systems, Inc.(a)	22,623
780	Riverbed Technology, Inc.(a)	26,356
930	The9 Ltd., ADR (Cayman Islands)(a)	29,528
1,360	THQ, Inc.(a)	36,843

		460,425

Computers
200	Diebold, Inc.	8,368

Computers & Peripherals
800	Lexmark International, Inc. (Class A Stock)(a)	33,592
2,100	Sun Microsystems, Inc.(a)	11,991

		45,583

Conglomerates
100	Textron, Inc.	6,921

Construction 0.1%
300	Granite Construction, Inc.	12,846
600	Hovnanian Enterprises, Inc. (Class A Stock)(a)	6,822
600	KB Home	16,584
300	Meritage Homes Corp.(a)	4,827
700	Standard - Pacific Corp.	3,360
2,750	Toll Brothers, Inc.(a)	63,002

		107,441

Consumer Finance
370	Cash America International, Inc.	14,430
1,175	First Cash Financial Services, Inc.(a)	23,101
740	McGrath RentCorp	25,367

		62,898

Consumer Products & Services 0.7%
11,950	Altria Group, Inc.	871,513
1,000	American Greetings Corp. (Class A Stock)	26,340
100	Avon Products, Inc.	4,098
1,420	Bare Escentuals, Inc.(a)	35,074
4,550	Procter & Gamble Co.	316,316
300	Snap-On, Inc.	14,973
160	Ulta Salon Cosmetics & Fragrance, Inc.(a)	5,472

		1,273,786

Distribution/Wholesale 0.1%
1,700	Genuine Parts Co.	83,419
450	Owens & Minor, Inc.	18,243
200	W.W. Grainger, Inc.	17,984

		119,646

Distributors
500	WESCO International, Inc.(a)	23,325

Diversified
1,200	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	60,420

Diversified Consumer
595	Regis Corp.	19,992

Diversified Financial Services 0.7%
21,600	Citigroup, Inc.	905,040
700	Janus Capital Group, Inc.	24,157
8,300	JPMorgan Chase & Co.	390,100
500	KBW, Inc.(a)	15,145
3,142	KKR Financial Holdings LLC	49,047

		1,383,489

Diversified Financials
675	Financial Federal Corp.	18,239

Diversified Manufacturing Operations 0.4%
14,839	Hewlett-Packard Co.	766,880

Education
1,350	DeVry, Inc.	73,832

Electric Utilities 0.4%
1,100	Entergy Corp.	131,857
3,300	Exelon Corp.	273,174
3,375	FirstEnergy Corp.	235,237
1,700	FPL Group, Inc.	116,314
4,400	Sierra Pacific Resources	74,228

		830,810

Electrical Equipment 0.1%
600	General Cable Corp.(a)	43,194
1,100	Thomas & Betts Corp.(a)	61,611

		104,805

Electronic Components 0.6%
600	Checkpoint Systems, Inc.(a)	18,150
300	Emerson Electric Co.	15,681
2,100	Energizer Holdings, Inc.(a)	219,030
800	FLIR Systems, Inc.(a)	55,512
1,400	Garmin Ltd.	150,360
300	Itron, Inc.(a)	32,247
2,150	LSI Logic Corp.(a)	14,190
325	Rofin-Sinar Technologies, Inc.(a)	25,552
12,075	Tyco Electronics Ltd. (Bermuda)	430,715
2,700	Waters Corp.(a)	207,846

		1,169,283

Electronic Equipment & Instruments 0.1%
3,900	Avnet, Inc.(a)	162,708

Energy Equipment
1,410	Oil States International, Inc.(a)	60,898

Energy Equipment & Services 0.7%
810	Dril-Quip, Inc.(a)	43,197
9,200	GlobalSantaFe Corp. (Cayman Islands)	745,476
8,100	Halliburton Co.	319,302
700	Holly Corp.	43,960
800	National-Oilwell Varco, Inc.(a)	58,592
900	Tidewater, Inc.	49,203

		1,259,730

Engineering/Construction
875	URS Corp.(a)	54,084

Entertainment & Leisure 0.5%
1,740	Allegiant Travel Co.(a)	62,675
1,600	Harley-Davidson, Inc.	82,400
5,483	Las Vegas Sands, Inc.(a)	727,649
590	Life Time Fitness, Inc.(a)	35,778
1,000	Royal Caribbean Cruises Ltd.	42,880
1,870	Scientific Games Corp. (Class A Stock)(a)	67,600

		1,018,982

Environmental Services
1,300	Allied Waste Industries, Inc.(a)	16,432
580	Waste Connections, Inc.(a)	19,610

		36,042

Equipment Services
1,720	Aruba Networks, Inc.(a)	32,835

Exchange Traded Fund
10	iShares Russell 1000 Value Index Fund	860

Farming & Agriculture 0.5%
9,121	Monsanto Co.	890,483

Financial - Bank & Trust 1.6%
750	Astoria Financial Corp.	19,493
21,903	Bank of America Corp.	1,057,477
5,650	Bank of New York Mellon Corp. (The)	276,002
1,150	BB&T Corp.	42,515
20,000	China Merchants Bank Co. Ltd. (Class H Stock) (China)	103,126
500	Pacific Capital Bancorp	10,365
950	Prosperity Bancshares, Inc.	30,704
12,600	Regions Financial Corp.	341,712
2,450	Sovereign Bancorp, Inc.	35,353
1,900	State Street Corp.	151,563
1,350	SunTrust Banks, Inc.	98,010
3,300	TCF Financial Corp.	75,141
6,850	U.S. Bancorp	227,146
16,670	Wells Fargo & Co.	566,947
200	Zions Bancorp	11,822

		3,047,376

Financial - Brokerage
200	MGIC Investment Corp.	3,872
2,300	TD Ameritrade Holding Corp.(a)	44,022

		47,894

Financial Services 2.2%
375	Affiliated Managers Group, Inc.(a)	49,331
2,050	AMBAC Financial Group, Inc.	75,501
3,400	AmeriCredit Corp.(a)	47,974
1,960	Ameriprise Financial, Inc.	123,441
50	Bear Stearns Cos., Inc. (The)	5,680
346	Calamos Asset Management, Inc. (Class A Stock)	11,771
1,750	Capital One Financial Corp.	114,782
2,200	CIT Group, Inc.	77,528
5,950	Discover Financial Services	114,835
700	Eaton Vance Corp.	35,021
1,100	Federated Investors, Inc. (Class B Stock)	47,300
4,911	Goldman Sachs Group, Inc. (The)	1,217,535
819,000	Industrial And Commercial Bank of China (Class H Stock) (China)	782,238
1,340	Investment Technology Group, Inc.(a)	56,146
800	Jefferies Group, Inc.	21,384
7,574	Lehman Brothers Holdings, Inc.	479,737
1,460	MarketAxess Holdings, Inc.(a)	22,878
9,739	Morgan Stanley	655,045

100	Nuveen Investments, Inc. (Class A Stock)	6,480
1,490	optionsXpress Holdings, Inc.	44,342
650	Portfolio Recovery Associates, Inc.	29,322
100	Student Loan Corp. (The)	16,608
1,400	TheStreet.Com Inc	18,900
100	Tri-Continental Corp.	2,444
1,120	ValueClick, Inc.(a)	30,453
1,275	Waddell & Reed Financial, Inc. (Class A Stock)	42,356

		4,129,032

Food & Staples Retailing
1,290	SunOpta, Inc.(a)	19,324

Food Products 0.2%
6,400	Archer-Daniels-Midland Co.	228,992
3,750	General Mills, Inc.	216,487

		445,479

Foods 0.3%
700	Campbell Soup Co.	25,886
450	Corn Products International, Inc.	19,143
6,100	Kraft Foods, Inc. (Class A Stock)	203,801
6,900	Kroger Co. (The)	202,791
575	Ralcorp Holdings, Inc.(a)	32,372
750	SYSCO Corp.	25,718
5,700	Tyson Foods, Inc. (Class A Stock)	90,060

		599,771

Forest Products
50	HCP, Inc.	1,702

Healthcare Equipment & Supplies 0.1%
3,875	Covidien Ltd. (Bermuda)	161,200
1,700	Kinetic Concepts, Inc.(a)	102,170
825	Medical Action Industries, Inc.(a)	16,962

		280,332

Healthcare Providers & Services 0.3%
9,400	CIGNA Corp.	493,406

Healthcare Services 1.0%
1,000	Aetna, Inc.	56,170
300	Amedisys, Inc.(a)	12,735
500	AMERIGROUP Corp.(a)	17,500
2,900	Biogen Idec, Inc.(a)	215,876
400	Covance, Inc.(a)	33,000
1,350	Healthways, Inc.(a)	81,945
2,400	Humana, Inc.(a)	179,880
110	Insulet Corp.(a)	2,754
1,050	LHC Group, Inc.(a)	24,129
1,510	Obagi Medical Products, Inc.(a)	32,978
1,365	Pediatrix Medical Group, Inc.(a)	89,408
1,150	Sciele Pharma, Inc.(a)	29,256
700	Sunrise Senior Living, Inc.(a)	25,900
3,190	TriZetto Group, Inc. (The)(a)	52,125
17,655	UnitedHealth Group, Inc.	867,743

1,200	WellPoint, Inc.(a)	95,076

		1,816,475

Healthcare-Products
400	Dade Behring Holdings, Inc.	30,772

Hotels & Motels 0.9%
4,500	Marriott International, Inc. (Class A Stock)	184,995
5,733	MGM Mirage(a)	525,200
800	Starwood Hotels & Resorts Worldwide, Inc.	45,488
5,935	Wynn Resorts Ltd.	958,087

		1,713,770

Hotels & Restaurants
1,325	AFC Enterprises, Inc.(a)	17,689
1,275	Triarc Cos., Inc. (Class B Stock)	14,280

		31,969

Hotels, Restaurants & Leisure 0.8%
3,300	Carnival Corp.	158,334
980	Home Inns & Hotels Management, Inc., ADR (China)(a)	43,149
19,882	McDonald’s Corp.	1,186,956
1,800	Wyndham Worldwide Corp.	59,094

		1,447,533

Household Durables 0.2%
3,700	Centex Corp.	92,722
1,300	Fortune Brands, Inc.	108,901
8,600	Lennar Corp. (Class A Stock)	196,510
900	Lennar Corp. (Class B Stock)	19,170

		417,303

Household Products 0.1%
3,000	Kimberly-Clark Corp.	212,670

Household/Personal Care
650	Colgate-Palmolive Co.	49,576

Independent Power Producers & Energy Traders 0.1%
2,700	NRG Energy, Inc.(a)	123,282

Industrial Conglomerates 0.8%
4,800	3M Co.	414,528
20,350	General Electric Co.	837,606
450	Teleflex, Inc.	32,945
4,725	Tyco International Ltd. (Bermuda)	194,528

		1,479,607

Industrial Products 0.1%
9,625	Reliant Energy, Inc.(a)	264,880
1,580	Smith & Wesson Holding Corp.(a)	19,102

		283,982

Insurance 1.8%
750	AFLAC, Inc.	47,085
8,100	Allstate Corp. (The)	424,440

2,200	American International Group, Inc.	138,864
2,730	Amtrust Financial Services, Inc.	38,083
1,500	Assurant, Inc.	87,660
2,300	Axis Capital Holdings Ltd.	91,402
1,500	Chubb Corp.	80,025
425	Delphi Financial Group, Inc. (Class A Stock)	16,469
400	eHealth, Inc.(a)	11,176
9,600	Genworth Financial, Inc. (Class A Stock)	262,080
1,900	Hanover Insurance Group, Inc. (The)	87,533
1,300	Hartford Financial Services Group, Inc.	126,139
1,337	HCC Insurance Holdings, Inc.	39,963
530	Hilb Rogal & Hobbs Co.	23,357
950	IPC Holdings Ltd. (Bermuda)	28,415
1,100	Lincoln National Corp.	68,607
3,000	MBIA, Inc.	129,120
8,300	MetLife, Inc.	571,455
600	Philadelphia Consolidated Holding Corp.(a)	24,480
1,200	Protective Life Corp.	51,444
1,450	RenaissanceRe Holdings Ltd.	84,593
500	State Auto Financial Corp.	13,760
11,901	Travelers Cos., Inc. (The)	621,351
1,140	United Fire & Casualty Co.	36,526
8,600	Unum Group	200,724
400	W.R. Berkley Corp.	12,036
1,700	XL Capital Ltd. (Class A Stock) (Cayman Islands)	122,315

		3,439,102

Internet Services 1.0%
1,900	Amazon.com, Inc.(a)	169,385
4,440	CyberSource Corp.(a)	72,594
500	DealerTrack Holdings, Inc.(a)	24,545
950	Digital River, Inc.(a)	50,407
3,850	eBay, Inc.(a)	138,985
380	Equinix, Inc.(a)	44,331
5,100	Expedia, Inc.(a)	166,566
1,098	Google, Inc. (Class A Stock)(a)	776,286
2,000	j2 Global Communications, Inc.(a)	67,380
950	LoopNet, Inc.(a)	17,907
4,070	NaviSite, Inc.(a)	44,241
1,300	NutriSystem, Inc.(a)	39,130
1,260	Perficient, Inc.(a)	23,751
12,200	Symantec Corp.(a)	229,116
1,200	Vignette Corp.(a)	20,688

		1,885,312

Internet Software & Services
400	VeriSign, Inc.(a)	13,636

IT Services 0.2%
14,600	Electronic Data Systems Corp.	315,214
1,225	Tyler Technologies, Inc.(a)	19,747

		334,961

Leisure Equipment
625	Brunswick Corp.	13,944

Machinery 0.5%
450	Actuant Corp. (Class A Stock)	31,041
4,500	AGCO Corp.(a)	268,560
1,150	Caterpillar, Inc.	85,801
1,000	Crane Co.	47,440
1,000	Cummins, Inc.	119,960
800	Deere & Co.	123,920
2,100	Dover Corp.	96,600
325	Kennametal, Inc.	29,643
425	Lincoln Electric Holdings, Inc.	30,706
525	Nordson Corp.	28,088
500	Regal-Beloit Corp.	24,520
1,300	SPX Corp.	131,690

		1,017,969

Machinery & Equipment
3,570	Flow International Corp.(a)	30,024
300	Rockwell Automation, Inc.	20,664

		50,688

Manufacturing 0.1%
800	Eaton Corp.	74,064
500	Harsco Corp.	30,310
1,100	Hexcel Corp.(a)	27,533

		131,907

Marine
200	Arlington Tankers Ltd.	4,920

Media 1.3%
18,500	CBS Corp. (Class B Stock)	530,950
20,605	Comcast Corp. (Class A Stock)(a)	433,735
2,160	DG FastChannel, Inc.(a)	53,114
6,186	DIRECTV Group, Inc. (The)(a)	163,805
5,000	Gannett Co., Inc.	212,050
8,000	Idearc, Inc.	215,840
7,250	News Corp. (Class A Stock)	157,108
14,350	Time Warner, Inc.	262,031
13,700	Walt Disney Co. (The)	474,431

		2,503,064

Medical Supplies & Equipment 0.5%
200	Invitrogen Corp.(a)	18,174
6,450	Johnson & Johnson	420,346
2,500	Micrus Endovascular Corp.(a)	49,125
5,660	NovaMed, Inc.(a)	29,998
1,130	NuVasive, Inc.(a)	48,353
724	PolyMedica Corp.	38,343
300	Sepracor, Inc.(a)	8,262
3,460	Spectranetics Corp. (The)(a)	55,360
4,100	St. Jude Medical, Inc.(a)	166,993
1,450	Volcano Corp.(a)	24,781
200	Zimmer Holdings, Inc.(a)	13,898

		873,633

Metals & Mining 0.8%
920	A.M. Castle & Co.	27,692
7,800	Alcoa, Inc.	308,802
400	Bucyrus International, Inc. (Class A Stock)	33,000
1,225	Cleveland-Cliffs, Inc.	117,171
680	Dynamic Materials Corp.	37,414
4,846	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	570,277
390	Haynes International, Inc.(a)	34,133
550	Joy Global, Inc.	31,933
370	Ladish Co., Inc.(a)	16,979
1,900	Nucor Corp.	117,838
1,000	Southern Copper Corp.	139,700
600	Timken Co.	19,956
1,100	United States Steel Corp.	118,690

		1,573,585

Multi-Line Retail 0.1%
3,100	Macy’s, Inc.	99,293

Multi-Utilities
1,200	Vectren Corp.	33,648

Office Equipment
300	School Specialty, Inc.(a)	10,125

Oil & Gas Exploration/Production
410	Core Laboratories NV (Netherlands)(a)	59,835

Oil, Gas & Consumable Fuels 3.6%
800	Anadarko Petroleum Corp.	47,216
4,650	Apache Corp.	482,716
850	Arena Resources, Inc.(a)	31,034
275	Atwood Oceanics, Inc.(a)	23,166
1,100	Cabot Oil & Gas Corp.	43,659
3,750	Chevron Corp.	343,162
1,325	Concho Resources, Inc.(a)	25,824
8,200	ConocoPhillips	696,672
1,275	Continental Resources, Inc.(a)	29,975
4,400	Devon Energy Corp.	410,960
400	Dresser-Rand Group, Inc.(a)	15,480
1,350	EOG Resources, Inc.	119,610
14,650	Exxon Mobil Corp.	1,347,653
2,200	Global Industry Ltd.(a)	54,164
1,220	GSI Commerce, Inc.(a)	34,758
1,175	Gulfport Energy Corp.(a)	26,015
10,200	Marathon Oil Corp.	603,126
3,550	Occidental Petroleum Corp.	245,127
400	ONEOK, Inc.	19,976
1,600	Patterson-UTI Energy, Inc.	31,904
1,375	Petrohawk Energy Corp.(a)	25,438
1,947	Petroleo Brasileiro SA, ADR (Brazil)	186,192
2,050	Petroquest Energy, Inc.(a)	26,445
1,900	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	165,775
6,920	Schlumberger Ltd. (Netherlands)	668,264
1,500	Sunoco, Inc.	110,400
1,210	Superior Energy Services, Inc.(a)	44,867
400	Swift Energy Co.(a)	18,972
800	Tesoro Corp.	48,424

2,648	Transocean, Inc.(a)	316,092
5,700	Valero Energy Corp.	401,451
400	W&T Offshore, Inc.	10,728
1,300	Western Refining, Inc.	47,684
2,400	XTO Energy, Inc.	159,312

		6,862,241

Other Technology
1,375	Sybase, Inc.(a)	39,325

Paper & Forest Products 0.1%
8,450	Domtar Corp.(a)	72,501
100	Rayonier, Inc.	4,829
250	Weyerhaeuser Co.	18,978

		96,308

Pharmaceuticals 2.0%
3,550	Abbott Laboratories	193,901
6,297	Amylin Pharmaceuticals, Inc.(a)	283,491
2,100	Astrazeneca PLC, ADR (United Kingdom)	103,110
200	Barr Pharmaceuticals, Inc.(a)	11,464
1,900	Bristol-Meyers Squibb Co.	56,981
6,200	Eli Lilly & Co.	335,730
900	Forest Laboratories, Inc.(a)	35,163
6,400	Gilead Sciences, Inc.(a)	295,616
640	Integra LifeSciences Holdings Corp.(a)	31,021
2,090	K-V Pharmaceutical Co. (Class A Stock)(a)	65,501
6,720	LeMaitre Vascular, Inc.(a)	50,870
3,500	Medco Health Solutions, Inc.(a)	330,330
12,958	Merck & Co., Inc.	754,933
35,700	Pfizer, Inc.	878,577
9,400	Schering-Plough Corp.	286,888
700	Watson Pharmaceuticals, Inc.(a)	21,392
2,800	Wyeth	136,164

		3,871,132

Real Estate 0.1%
1,500	CB Richard Ellis Group, Inc. (Class A Stock)(a)	36,570
2,500	Jones Lang LaSalle, Inc.	238,325

		274,895

Real Estate Investment Trusts 0.4%
200	Alexandria Real Estate Equities, Inc.	20,628
400	Apartment Investment & Management Co. (Class A Stock)	18,692
200	Boston Properties, Inc.	21,668
1,350	Duke Realty Corp.	43,402
1,950	Hospitality Properties Trust	77,220
850	Host Hotels & Resorts, Inc.	18,836
600	iStar Financial, Inc.	18,306
4,800	ProLogis	344,352
600	Public Storage, Inc.	48,582
300	Simon Property Group, Inc.	31,233
300	SL Green Realty Corp.	36,198

800	Vornado Realty Trust	89,376

		768,493
Retail
1,100	Family Dollar Stores, Inc.	27,885
862	Stage Stores, Inc.	16,171

		44,056

Retail & Merchandising 1.3%
200	Abercrombie & Fitch Co. (Class A Stock)	15,840
2,700	Best Buy Co., Inc.	131,004
500	Brinker International, Inc.	12,695
8,556	CVS Corp.	357,384
400	Dollar Tree Stores, Inc.(a)	15,320
1,000	GameStop Corp. (Class A Stock)(a)	59,220
800	J.C. Penney Co., Inc.	44,992
852	Jos. A. Bank Clothiers, Inc.(a)	24,887
600	Kohl’s Corp.(a)	32,982
15,729	Lowe’s Cos., Inc.	422,953
550	Ross Stores, Inc.	14,861
3,000	Safeway, Inc.	102,000
600	Sonic Corp.(a)	14,868
1,800	Staples, Inc.	42,012
600	Stein Mart, Inc.	3,942
1,450	SUPERVALU, Inc.	56,187
200	Target Corp.	12,272
7,482	Tesco PLC (United Kingdom)	75,920
8,900	Wal-Mart Stores, Inc.	402,369
16,634	Yum! Brands, Inc.	669,851

		2,511,559

Road & Rail
3,500	Avis Budget Group(a)	73,045

Semiconductors 0.9%
700	Altera Corp.	13,734
700	Analog Devices, Inc.	23,422
600	ATMI, Inc.(a)	19,284
1,600	Brooks Automation, Inc.(a)	20,768
43,303	Intel Corp.	1,164,851
925	Microsemi Corp.(a)	24,614
400	National Semiconductor Corp.	10,056
700	O2Micro International Ltd., ADR (China)(a)	12,152
1,400	Silicon Motion Technology Corp., ADR (Cayman Islands)(a)	35,000
10,200	Texas Instruments, Inc.	332,520
700	Ultra Clean Holdings, Inc.(a)	8,988
1,400	Xilinx, Inc.	34,160

		1,699,549

Semiconductors & Semiconductor Equipment 0.2%
1,200	Applied Materials, Inc.	23,304
950	FEI, Co.(a)	27,560
1,640	Mellanox Technologies Ltd. (Israel)(a)	38,720
6,250	NVIDIA Corp.(a)	221,125

200	Varian Semiconductor Equipment Associates, Inc.(a)	9,204

		319,913

Software 1.9%
5,100	BMC Software, Inc.(a)	172,584
16,264	CA, Inc.	430,183
2,300	Fair Isaac Corp.	87,216
500	Global Payments, Inc.	23,780
4,636	Mastercard, Inc. (Class A Stock)	878,754
47,897	Microsoft Corp.	1,763,088
600	MoneyGram International, Inc.	9,570
3,600	NCR Corp.(a)	99,324
1,600	Phase Forward, Inc.(a)	38,064
3,110	PROS Holdings, Inc.(a)	55,918

		3,558,481

Specialty Retail 0.3%
1,765	Aaron Rents, Inc.	37,383
100	AutoZone, Inc.(a)	12,441
9,352	Home Depot, Inc. (The)	294,682
625	Men’s Wearhouse, Inc. (The)	26,412
810	Monro Muffler Brake, Inc.	18,452
6,600	RadioShack Corp.	136,092

		525,462

Telecommunications 3.4%
9,169	America Movil SA de CV, ADR (Mexico)	599,561
3,800	AmerisourceBergen Corp.	179,018
38,476	AT&T, Inc.	1,607,912
1,240	Cbeyond, Inc.(a)	48,509
1,700	CenturyTel, Inc.	74,885
39,000	China Mobile Ltd. (Hong Kong)	806,265
43,286	Cisco Systems, Inc.(a)	1,431,035
2,850	Corning, Inc.	69,169
550	Crown Castle International Corp.(a)	22,588
2,000	Foundry Networks, Inc.(a)	42,280
1,190	IPG Photonics Corp.(a)	22,658
13,209	Juniper Networks, Inc.(a)	475,524
600	QUALCOMM, Inc.	25,638
17,267	Sprint Nextel Corp.	295,266
600	Telephone & Data Systems, Inc.	41,880
18,200	Verizon Communications, Inc.	838,474

		6,580,662

Textiles, Apparel & Luxury Goods 0.1%
4,800	Jones Apparel Group, Inc.	100,512

Thrifts & Mortgage Finance 0.6%
2,400	Countrywide Financial Corp.	37,248
7,500	Federal Home Loan Mortgage Corp.	391,725
7,097	Federal National Mortgage Assoc.	404,813
14,250	Washington Mutual, Inc.	397,290

		1,231,076

Tobacco Products 0.1%
	3,500	UST, Inc.	186,620

Trading Companies & Distributors
	200	Watsco, Inc.	8,328

Transportation 0.6%
	1,200	Burlington Northern Santa Fe Corp.	104,580
	1,700	CSX Corp.	76,109
	675	Forward Air Corp.	22,025
	2,300	J.B. Hunt Transport Services, Inc.	63,756
	3,400	Norfolk Southern Corp.	175,610
	300	Overseas Shipholding Group, Inc.	22,320
	100	Ryder System, Inc.	4,785
	4,613	Union Pacific Corp.	590,649
	900	United Parcel Service, Inc. (Class B Stock)	67,590

			1,127,424

Utilities 0.7%
	4,600	American Electric Power Co., Inc.	221,766
	6,250	CMS Energy Corp.	106,062
	1,200	Dominion Resources, Inc.	109,956
	1,400	DTE Energy Co.	69,440
	800	Duke Energy Corp.	15,336
	7,850	Edison International	456,006
	601	Headwaters, Inc.(a)	8,624
	800	Illinois Tool Works, Inc.	45,808
	3,150	Northeast Utilities	97,114
	500	PG&E Corp.	24,465
	500	PNM Resources, Inc.	12,505
	1,150	SCANA Corp.	46,679
	625	Westar Energy, Inc.	16,638
	2,750	Xcel Energy, Inc.	62,013

			1,292,412

		TOTAL COMMON STOCKS (cost $66,579,228)	82,805,154

Moody’s Ratings	Principal Amount (000)#
ASSET-BACKED SECURITIES 1.9%
		Aames Mortgage Investment Trust,
		Series 2006-1, Class A1
Aaa	60	4.933%(b), 04/25/36	59,485
		Asset Backed Funding Certificates,
		Series 2004-OPT5, Class A1
AAA(c)	305	5.223%(b), 06/25/34	299,246
		Bank One Issuance Trust,
		Series 2003-A3, Class A3
Aaa	500	5.201%(b), 12/15/10	499,844
		Countrywide Asset-Backed Certificates,
		Series 2006-11, Class 3AV1
Aaa	181	4.933%(b), 09/25/46	179,671

		First Franklin Mortgage Loan Asset Backed Certificates,
		Series 2006-FF15, Class A3
Aaa	373	4.923%(b), 11/25/36	365,042
		Fremont Home Loan Trust,
		Series 2005-E, Class 2A2
Aaa	223	5.043%(b), 01/25/36	222,088
		JPMorgan Mortgage Acquisition Corp.,
		Series 2006-WMC1, Class A2
Aaa	221	4.943%(b), 03/25/36	220,785
		MBNA Master Credit Card Trust,
		Series 1998-E, Class A
Aaa	500	5.388%(b), 09/15/10	500,118
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2006-RM5, Class A2A
Aaa	363	4.933%(b), 10/25/37	353,071
		Morgan Stanley ABS Capital I,
		Series 2006-HE7, Class A2A
Aaa	296	4.923%(b), 09/25/36	293,045
		Quest Trust,
		Series 2004-X2, Class A1, 144A
Aaa	3	5.433%(b), 06/25/34	2,588
		Soundview Home Equity Loan Trust,
		Series 2006-NLC1, Class A1, 144A
Aaa	329	4.933%(b), 11/25/36	325,835
		Structured Asset Securities Corp.,
		Series 2006-BC3, Class A2
Aaa	322	4.923%(b), 10/25/36	317,563

		TOTAL ASSET-BACKED SECURITIES (cost $3,677,702)	3,638,381

COLLATERALIZED MORTGAGE OBLIGATIONS 2.9%
		American Home Mortgage Investment Trust,
		Series 2005-2, Class 5A2
Aaa	302	5.023%(b), 09/25/35	301,520
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-4, Class 23A2
Aaa	251	5.373%(b), 05/25/35	250,532
		Federal Home Loan Mortgage Corp.,
		Series 2801, Class EH
Aaa	679	4.50%, 11/15/16	675,188
		Series 2962, Class YC
Aaa	578	4.50%, 09/15/14	575,135
		Series 3117, Class PN
Aaa	508	5.00%, 11/15/21	507,300
		Series 1565, Class G
Aaa	173	6.00%, 08/15/08	172,792
		Series 41, Class F
Aaa	113	10.00%, 05/15/20	112,543
		Federal National Mortgage Assoc.,
		Series 1992-146, Class PZ
Aaa	26	8.00%, 08/25/22	27,838
		FHLMC Structured Pass-Through Securities,
		Series T-61, Class 1A1
NR	793	6.383%(b), 07/25/44	790,351

		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
AAA(c)	366	4.54%(b), 09/25/35	363,135
		Harborview Mortgage Loan Trust,
		Series 2006-122, Class A1A1
Aaa	288	5.111%(b), 01/19/38	286,467
		Vendee Mortgage Trust,
		Series 2001-1, Class 1A
NR	162	6.812%(b), 01/15/30	166,033
		Washington Mutual, Inc.,
		Series 2003-R1, Class A1
Aaa	879	5.413%(b), 12/25/27	878,644
		Series 2006-AR15, Class 2A
Aaa	432	6.433%(b), 11/25/46	433,437

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,528,852)	5,540,915

CORPORATE BONDS 8.5%

Advertising 0.2%
		Omnicom Group, Inc., Gtd. Notes
Baa1	300	5.90%, 04/15/16	300,580

Automobile Manufacturers 0.1%
		DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
A3	200	5.75%, 09/08/11	203,745

Consumer Products & Services 0.3%
		Clorox Co., Sr. Unsub. Notes
Baa1	500	5.828%(b), 12/14/07	500,386

Diversified Financial Services 0.4%
		General Electric Capital Corp., Notes, MTN
Aaa	800	5.734%(b), 03/16/09	799,742

Entertainment & Leisure 0.3%
		Harrah’s Operating Co., Inc., Notes, 144A
Baa3	500	5.956%(b), 02/08/08	500,496

Financial - Auto Loans 0.2%
		General Motors Acceptance Corp., Bonds
Ba2	500	8.00%, 11/01/31	462,159

Financial - Bank & Trust 3.0%
		Bear Stearns Co., Inc., Notes, MTN
A1	1,100	5.102%(b), 01/09/08	1,099,067
		Export-Import Bank of Korea, Notes, 144A (South Korea)
Aa3	400	5.46%(b), 10/04/11	400,380
		Intesa Bank Overseas Ltd., Bank Gtd. Notes
Aa3	1,100	6.079%(b), 01/02/08	1,101,695

			Morgan Stanley, Sr. Notes, MTN
Aa3		1,300	5.334%(b), 01/18/08	1,299,937
			SLM Corp., Notes, MTN
Baa1		900	5.164%(b), 01/25/08	898,530
			Unicredito Luxembourg Finance SA, Gtd. Notes, 144A (Luxembourg)
Aa2		1,000	5.143%(b), 10/24/08	997,653

				5,797,262

Financial Services 1.6%
			American Honda Finance Corp., Notes, 144A, MTN
Aa3		1,100	5.171%(b), 01/23/08	1,100,363
			General Electric Capital Corp.,
			Sr. Unsec’d. Notes, MTN
Aaa		900	5.065%(b), 10/24/08	898,003
			Sub. Notes, 144A
Aa1	GBP	500	6.50%(b), 09/15/67	1,054,332

				3,052,698

Healthcare & Pharmaceuticals 0.3%
			HCA, Inc., Gtd. Notes, 144A
B2		500	9.25%, 11/15/16	526,250

Oil, Gas & Consumable Fuels 0.4%
			Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)
Baa1		399	5.265%, 06/15/11	397,677
			Transocean, Inc., Unsec’d. Notes
Baa1		400	5.869%(b), 09/05/08	399,247

				796,924

Personnel Services 0.3%
			Service Corp. International, Sr. Unsec’d. Notes
B1		500	6.50%, 03/15/08	500,002

Pharmaceuticals 0.2%
			Cardinal Health, Inc., Sr. Unsec’d. Notes, 144A
Baa2		400	5.499%(b), 10/02/09	400,710

Telecommunications 1.2%
			BellSouth Corp., Sr. Unsec’d. Notes
A2		400	5.658%(b), 08/15/08	399,630
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		900	6.738%, 06/01/13	935,842

				Qwest Corp., Sr. Notes
Ba1		1,000		7.625%, 06/15/15	1,052,500

					2,387,972

				TOTAL CORPORATE BONDS (cost $16,074,629)	16,228,926

FOREIGN GOVERNMENT BONDS 1.1%
				Federal Republic of Italy (Italy)
Aa2	JPY	3,000		3.80%, 03/27/08	26,280
				Republic of Brazil (Brazil)
Ba1	BRL	1,300		12.50%, 01/05/22	876,044
				Republic of Panama (Panama)
Ba1		180		9.625%, 02/08/11	202,500
				United Kingdom Gilt (United Kingdom)
Aaa	GBP	300		4.25%, 03/07/11	608,789
				United Kingdom Gilt (United Kingdom)
Aaa	GBP	200		5.75%, 12/07/09	421,184

				TOTAL FOREIGN GOVERNMENT BONDS (cost $1,898,928)	2,134,797

MUNICIPAL BOND 0.1%
				Georgia State Road & Tollway Authority, Revenue Bond
				5.00%, 03/01/21
Aaa		200		(cost $196,749)	208,198

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 32.4%
				Federal Home Loan Mortgage Corp.
		889		5.00%, 11/01/35-01/01/36	853,988
		472		5.031%(b), 03/01/36	471,628
		203		6.00%, 09/01/22	206,078
		13		7.179%(b), 08/01/23	13,325
				Federal National Mortgage Assoc.
		837		4.00%, 08/01/18-06/01/19	793,155
		1,908		4.50%, 09/01/35-11/01/35	1,776,771
		8,938		5.00%, 01/01/19-11/13/37	8,582,133
		821		5.089%(b), 06/01/35	821,445
		17,000		5.50%, TBA	16,739,696
		14,133		5.50%, 09/01/33-04/01/36	13,934,473
		84		5.558%(b), 05/01/36	85,133
		400		6.00%, TBA	402,875
		1,997		6.00%, 05/01/16-10/01/36	2,013,295
		1	(k)	6.00%, 12/01/17	828
		34		6.50%, 01/01/16	35,091
		1,400		6.50%, TBA	1,432,813
		168		7.50%, 01/01/32	177,779
				Government National Mortgage Assoc.
		54		4.50%, 08/15/33-09/15/33	51,406
		6,968		5.00%, 06/15/33-07/15/37	6,763,182

	5,993	5.50%, 06/15/37-09/15/37	5,956,779
	9	5.625%(b), 09/20/22	8,695
	840	6.00%, 12/15/36	850,618
	65	8.50%, 02/20/30-06/15/30	70,937

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $61,895,334)	62,042,123

U.S. TREASURY OBLIGATIONS 5.3%
		U.S. Treasury Bonds
	300	4.75%, 02/15/37	299,836
	3,000	5.00%, 05/15/37	3,119,298
	400	12.00%, 08/15/13	424,000
		U.S. Treasury Inflation Index Bonds, TIPS
	1,600	0.875%, 04/15/10	1,715,776
	700	2.00%, 01/15/16	727,605
	1,300	2.375%, 04/15/11-01/15/25	1,426,765
	190	3.875%, 04/15/29	308,602
		U.S. Treasury Notes
	1,300	4.625%, 07/31/12	1,326,405
	600	5.125%, 05/15/16	629,719
		U.S. Treasury Strip Coupon, IO
	500	7.25%, 02/15/22	248,965

		TOTAL U.S. TREASURY OBLIGATIONS (cost $10,142,393)	10,226,971

		TOTAL LONG-TERM INVESTMENTS (cost $165,993,815)	182,825,465

SHORT-TERM INVESTMENTS 15.2%
U.S. TREASURY OBLIGATIONS (d)(e) 0.2%
		U.S. Treasury Bills
	395	3.77%, 12/13/07	393,131
	10	3.78%, 12/13/07	9,956
	20	3.906%, 12/13/07	19,905
	10	3.918%, 12/13/07	9,954

		TOTAL U.S. TREASURY OBLIGATIONS (cost $433,082)	432,946

	Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED(a) 0.8%

Call Options 0.7%
		20 Year U.S. Treasury Bond Futures,
	12,500	expiring 11/20/2007, Strike Price $136.00	1,953
		Currency Option EUR vs. USD,
EUR	4,300	expiring 05/19/2008, @ FX Rate 1.362	425,241
		Currency Option USD vs. JPY,
	4,500	expiring 09/16/2008, @ FX Rate 118.00	22,644
	1,300	expiring 03/17/2010, @ FX Rate 104.00	80,835
	1,700	expiring 03/31/2010, @ FX Rate 104.65	94,918

		Eurodollar Futures,
	37,000	expiring 12/17/2007, Strike Price $95.25	8,094
	116,000	expiring 03/17/2008, Strike Price $95.00	152,250
	8,000	expiring 03/17/2008, Strike Price $95.25	6,500
	2,000	expiring 06/16/2008, Strike Price $95.25	2,300
		Swap on 3 Month LIBOR,
	2,200	expiring 11/23/2007, @ 4.84%	10,481
	2,100	expiring 11/23/2007, @ 4.84%	10,004
	4,800	expiring 12/20/2007, @ 5.00%	42,948
	31,000	expiring 09/19/2008, @ 4.55%	191,580
	16,100	expiring 09/26/2008, @ 4.75%	130,891
	16,000	expiring 12/19/2008, @ 4.50%	95,924
	9,600	expiring 12/31/2008, @ 4.72%	75,939

			1,352,502
Put Options 0.1%
		Currency Option EUR vs. USD,
EUR	4,300	expiring 05/19/2008, @ FX Rate 1.362	30,247
		Currency Option USD vs. JPY,
	1,300	expiring 03/17/2010, @ FX Rate 104.00	56,322
	1,700	expiring 03/31/2010, @ FX Rate 104.65	75,621
		Eurodollar Futures,
	10,000	expiring 12/17/2007, Strike Price $91.50	63
	54,000	expiring 12/17/2007, Strike Price $91.75	337
	200,000	expiring 03/17/2008, Strike Price $91.75	1,250
	149,000	expiring 03/17/2008, Strike Price $92.50	931
		FNMA Option(n),
	4,000	expiring 12/05/2007, Strike Price $80.00	—
	6,500	expiring 01/07/2008, Strike Price $85.50	123
		Swap on 3 Month LIBOR,
GBP	39,500	expiring 03/19/2003, Strike Price $93.00	1,027
GBP	17,500	expiring 03/19/2008, Strike Price $93.13	910
GBP	44,500	expiring 06/18/2008, Strike Price $92.50	—
GBP	43,500	expiring 12/17/2008, Strike Price $92.00	—

			166,831

		TOTAL OUTSTANDING OPTIONS PURCHASED (cost $1,266,290)	1,519,333

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND 6.2%
	11,901,195	Dryden Core Investment Fund - Taxable Money Market Series (cost $11,901,195)(f)	11,901,195

	Principal Amount (000)#
COMMERCIAL PAPER 8.0%
		ANZ National Ltd. 10/15/07(cost $2,668,635; purchased 10/15/07)(m)
	2,700	5.10%, 01/22/08	2,670,388
		Rabobank USA
	2,700	4.80%, 11/01/07	2,700,000
		Skandinav Enskilda Bank 10/11/07(cost $2,672,709; purchased 10/11/07)(m)
	2,700	5.125%, 01/11/08	2,674,350

	Swedbank Mortgage AB
2,700	5.13%, 01/17/08	2,672,095
	UBS Finance
2,500	4.67%, 11/01/07	2,500,000
	Unicred Ital Bank 10/15/07(cost $1,977,727; purchased 10/15/07)(m)
2,000	5.14%, 01/18/08	1,979,052

	TOTAL COMMERCIAL PAPER (cost $15,189,445)	15,195,885

	TOTAL SHORT-TERM INVESTMENTS (cost $28,790,012)	29,049,359

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(g)(o)—110.6% (cost $194,783,827)	211,874,824

SECURITIES SOLD SHORT (2.4)%

	Federal National Mortgage Assoc.,
2,000	5.50%, TBA	(1,970,624)
	U.S. Treasury Notes
2,600	4.25%, 11/15/14	(2,590,858)

	Total Securities Sold Short (proceeds received $4,533,599)	(4,561,482)

Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS WRITTEN(a) (0.3)%

Call Options (0.3)%
	5 Year Treasury Note Futures,
4,500	expiring 11/20/2007, Strike Price $107.00	(27,422)
	Swap on 3 Month LIBOR,
10,300	expiring 09/19/2008, @ 5.05%	(188,911)
7,000	expiring 09/26/2008, @ 4.95%	(104,258)
5,400	expiring 12/19/2008, @ 5.00%	(97,756)
2,100	expiring 12/20/2007, @ 5.15%	(32,959)
3,200	expiring 12/31/2008, @ 5.22%	(77,949)

		(529,255)

Put Options
	Currency Option USD vs. JPY,
4,500	expiring 09/16/2008, @ FX Rate 100.00	(32,130)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $567,780)	(561,385)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—107.9% (cost $189,682,448)	206,751,957
	Liabilities in excess of other assets (u)—(7.9)%	(15,194,539)

	NET ASSETS —100%	$191,557,418

The following abbreviations are used in portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation

IO	Interest Only
MBIA	Municipal Bond Investors Assurance Company
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(d)	Securities segregated as collateral for futures contracts.
(e)	Rates shown are the effective yields at purchase date.
(f)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.
(g)	The United States federal income tax basis of the Portfolio’s investments was $195,574,311; accordingly, net unrealized appreciation on investments for federal income tax purposes was $16,300,513 (gross unrealized appreciation - $18,987,155 gross unrealized depreciation - $2,686,642). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(k)	Less than $500 par.
(m)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $7,319,071. The aggregate market value of $7,349,440 is approximately 3.8% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.
(n)	Indicates a security that has been deemed illiquid.
(o)	As of October 31, 2007, 3 securities representing $1,691,628 and 0.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(u)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at October 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
28	5 Year U.S. Treasury Notes	Dec 07	$2,969,531	$3,005,625	$36,094
40	90 Day Euro	Dec 07	9,503,662	9,525,000	21,338
47	90 Day Euro	Mar 08	11,212,613	11,221,838	9,225
219	90 Day Euro	Sept 08	52,335,225	52,390,275	55,050
58	90 Day Euro	Dec 08	13,869,312	13,876,500	7,188
20	90 Day Euro	Jun 09	4,773,500	4,778,000	4,500
31	90 Day Euro	Sep 09	7,399,313	7,398,150	(1,163)
31	90 Day Euro	Dec 09	7,391,175	7,390,400	(775)
22	90 Day Euro EURIBOR	Mar 08	7,622,174	7,614,833	(7,341)
69	90 Day Euro EURIBOR	Jun 08	23,897,139	23,892,880	(4,259)
26	90 Day Euro EURIBOR	Dec 08	9,022,181	9,008,764	(13,417)
7	90 Day Euro EURIBOR	Mar 09	2,429,746	2,426,197	(3,549)
36	90 Day Sterling	Mar 08	8,811,967	8,806,687	(5,280)
81	90 Day Sterling	Jun 08	19,831,888	19,859,257	27,369
33	90 Day Sterling	Sept 08	8,111,290	8,101,959	(9,331)
87	90 Day Sterling	Dec 08	21,338,600	21,373,277	34,677
13	90 Day Sterling	Jun 09	3,172,421	3,193,370	20,949
8	EURO-BOBL	Dec 07	1,248,410	1,248,178	(232)

					$171,043

Short Positions:
58	2 Year U.S. Treasury Notes	Dec 07	$11,980,625	$12,012,344	$(31,719)
147	10 Year U.S. Treasury Notes	Dec 07	16,057,938	16,172,297	(114,359)
107	20 Year U.S. Treasury Bonds	Dec 07	11,839,218	12,047,531	(208,313)

					$(354,391)

					$(183,348)

Forward foreign currency exchange contracts outstanding at October 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	1,946	$964,629	$1,085,986	$121,357
Chinese Yuan,
Expiring 01/10/08	CNY	13,371	1,811,996	1,819,474	7,478
Expiring 03/05/08	CNY	9,340	1,272,000	1,285,975	13,975
Euros,
Expiring 11/05/07	EUR	19,219	27,192,060	27,839,502	647,442
Indian Rupee,
Expiring 05/12/08	INR	102,948	2,494,069	2,595,237	101,168
Japanese Yen,
Expiring 12/13/07	JPY	296,183	2,595,376	2,580,549	(14,827)
Mexican Peso,
Expiring 03/13/08	MXN	2,446	391,000	413,506	22,506
South Korean Won,
Expiring 08/04/08	KRW	863,395	934,114	963,443	29,329
Russian Ruble,
Expiring 01/11/08	RUB	60,117	2,336,000	2,431,218	95,218
Expiring 07/10/08	RUB	25,354	1,000,000	1,019,541	19,541

			$40,991,244	$42,034,431	$1,043,187

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 11/01/07	GBP	1,390	$2,793,900	$2,890,141	$(96,241)
Expiring 12/20/07	GBP	1,516	3,128,797	3,147,122	(18,325)
Euros,
Expiring 11/05/07	EUR	21,820	30,903,907	31,609,838	(705,931)
Mexican Peso,
Expiring 03/13/08	MXN	4,457	403,711	413,506	(9,795)
Russian Ruble,
Expiring 01/11/08	RUB	25,460	1,000,000	1,029,640	(29,640)

			$38,230,315	$39,090,247	$(859,932)

Interest rate swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (2)	12/19/09		$4,500,000	5.00%	3 Month LIBOR	$70,031
Barclays Capital (2)	12/19/09		1,700,000	5.00%	3 Month LIBOR	2,053
Barclays Capital (2)	12/19/12		9,300,000	5.00%	3 Month LIBOR	291,137
Citibank (1)	06/20/17		2,800,000	5.00%	3 Month LIBOR	92,248
Citigroup (2)	12/19/37		1,400,000	5.00%	3 Month LIBOR	96,274
Deutsche Bank (1)	12/19/17		4,600,000	5.00%	3 Month LIBOR	(223,553)
Deutsche Bank (2)	12/19/17		900,000	5.00%	3 Month LIBOR	14,625
Deutsche Bank (2)	12/19/12		5,000,000	5.00%	3 Month LIBOR	147,981
Deutsche Bank (2)	12/19/14		2,200,000	5.00%	3 Month LIBOR	72,684
Goldman Sachs (2)	12/15/07		1,500,000	4.00%	3 Month LIBOR	(12,263)
Goldman Sachs (2)	12/19/37		700,000	5.00%	3 Month LIBOR	58,603
Lehman Brothers (2)	12/19/12		18,900,000	5.00%	3 Month LIBOR	557,980
Morgan Stanley & Co. (2)	06/20/37		800,000	5.00%	3 Month LIBOR	(25,789)
UBS AG (2)	06/20/37		1,900,000	5.00%	3 Month LIBOR	(24,908)
Citigroup (2)	04/15/09	AUD	5,000,000	7.00%	3 month Australian Bank Bill rate	(6,583)
Morgan Stanley & Co. (2)	12/15/09	AUD	2,700,000	7.00%	6 month Australian Bank Bill rate	(11,362)
Goldman Sachs & Co. (2)	01/02/12	BRL	4,400,000	10.15%	Brazilian interbank lending rate	(105,479)
Morgan Stanley & Co. (2)	01/02/12	BRL	9,800,000	10.12%	Brazilian interbank lending rate	(131,558)
UBS AG (2)	01/02/12	BRL	5,600,000	10.58%	Brazilian interbank lending rate	(44,341)
Merrill Lynch & Co.(1)	06/20/17	CAD	1,400,000	5.50%	3 month Canadian Bank floating rate	(3,282)
Merrill Lynch & Co.(2)	06/20/12	CAD	2,000,000	5.00%	3 month Canadian Bank floating rate	3,367
Deutsche Bank (2)	06/18/34	EUR	600,000	5.00%	6 Month Euribor	9,381
UBS AG (2)	10/15/10	EUR	100,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	2,144
Barclays Capital (1)	09/15/10	GBP	2,500,000	5.00%	6 Month LIBOR	(59,657)
Barclays Capital (1)	12/20/16	JPY	20,000,000	2.00%	6 Month LIBOR	(6,874)
UBS AG (1)	12/20/16	JPY	50,000,000	2.00%	6 Month LIBOR	(16,463)

						$746,396

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2007:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Goldman Sachs (2)	03/20/08	$700,000	0.05%	AIG, 5.60%, due 10/18/16	$(634)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(331)
UBS AG(1)	12/20/08	300,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(1,001)
Lehman Brothers (1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(208)
Barclays Bank PLC(1)	09/20/11	200,000	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	(2,535)
Barclays Bank PLC(1)	12/20/11	600,000	0.75%	Dow Jones CDX HVOL7 Index	17,250
Bank of America Securities LLC (2)	06/20/12	500,000	0.75%	Dow Jones CDX HVOL8 Index	(177)
Lehman Brothers (1)	12/20/11	500,000	0.00%	Dow Jones CDX HY7 Index	4,414
Citigroup (2)	06/20/12	4,000,000	2.11%	Dow Jones CDX HY7 Index	35,126
Merrill Lynch & Co.(1)	12/20/11	300,000	0.00%	Dow Jones CDX HY7 Index	3,743
Merrill Lynch & Co.(1)	06/20/12	300,000	2.75%	Dow Jones CDX HY8 Index	2,472
Bear Stearns International Ltd. (2)	12/20/12	100,000	3.75%	Dow Jones CDX HY9 Index	(1,206)
Morgan Stanley & Co. (2)	12/20/15	470,000	0.46%	Dow Jones CDX IG5 Index	(6,473)
Morgan Stanley & Co. (1)	12/20/12	700,000	0.14%	Dow Jones CDX IG5 Index	5,836
Morgan Stanley & Co. (2)	12/20/15	1,500,000	0.46%	Dow Jones CDX IG5 Index	(20,147)
Morgan Stanley & Co. (1)	12/20/12	2,100,000	0.14%	Dow Jones CDX IG5 Index	17,507
Goldman Sachs (1)	12/20/16	100,000	0.65%	Dow Jones CDX IG7 Index	1,897
Morgan Stanley & Co. (1)	12/20/16	1,000,000	0.65%	Dow Jones CDX IG7 Index	19,318
Lehman Brothers (1)	06/20/12	1,000,000	0.35%	Dow Jones CDX IG8 Index	1,065
JPMorgan Chase Bank (1)	12/20/11	1,000,000	1.65%	Dow Jones CDX XO7 Index	20,612
Bank of America Securities LLC (1)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(71)
Citigroup (1)	12/20/08	200,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(561)
Barclays Bank PLC(1)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(352)
Morgan Stanley & Co.(1)	12/20/08	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(205)
Citigroup (1)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	(265)
Lehman Brothers (1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,138)
Bear Stearns International Ltd. (1)	12/20/08	200,000	0.32%	Hewlett-Packard Co., 6.50% due 7/1/12	(683)
Lehman Brothers (1)	12/20/08	200,000	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	129
Merrill Lynch & Co.(1)	12/20/08	100,000	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(274)
Lehman Brothers (1)	12/20/08	200,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(229)
Lehman Brothers (1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(591)
Lehman Brothers (1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(125)
Bear Stearns International Ltd. (1)	12/20/12	500,000	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	850
Lehman Brothers (1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(540)
Morgan Stanley & Co. (1)	06/20/16	300,000	0.39%	Omnicom 5.90%, due 04/15/16	1,256
Lehman Brothers (1)	06/20/09	500,000	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(2,412)
Lehman Brothers (1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	183
Morgan Stanley & Co. (1)	05/20/16	1,000,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(5,709)
JPMorgan Chase Bank (1)	05/20/16	300,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(1,823)
Morgan Stanley & Co. (1)	09/20/10	100,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(4,735)
Citigroup (1)	02/09/46	600,000	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	510,160
Lehman Brothers (1)	09/20/12	200,000	0.60%	Viacom, Inc., 4.625%, due 05/15/18	(1,581)
Goldman Sachs (1)	12/20/12	500,000	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	(1,072)
Citigroup (1)	12/20/08	300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(218)
Barclays Bank PLC (1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(770)
Lehman Brothers (1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(237)
Barclays Bank PLC (1)	03/20/12	100,000	0.21%	XL Capital , Ltd., 6.50%, due 01/15/12	1,081

					$586,596

(1)	Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transactions exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2007

*	Print the name and title of each signing officer under his or her signature.